As filed with the Securities and Exchange Commission on September 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21715

NEUBERGER BERMAN ALTERNATIVE FUNDS

(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

JULY 31, 2013

Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited)

NUMBER OF SHARES		VALUE†

Long Positions (104.3%)

Common Stocks (51.9%)

Aerospace & Defense (0.7%)
17,250	DigitalGlobe, Inc.	$ 558,900	*Ø
4,200	MacDonald Dettwiler & Associates Ltd.	314,090	Ø
		872,990
Airlines (0.2%)
13,579	US Airways Group, Inc.	262,754	*Ø

Auto Components (0.6%)
12,326	Cooper Tire & Rubber Co.	413,414	Ø
4,385	Visteon Corp.	288,840	*Ø
		702,254
Automobiles (0.0%)
3,196	Fiat SpA	25,468	*Ø

Beverages (1.7%)
4,200	Anheuser-Busch InBev NV	404,421	Ø
4,800	Asahi Group Holdings Ltd.	122,513	Ø
9,300	Cia de Bebidas das Americas, Preference Shares	350,623	Ø
9,005	Constellation Brands, Inc. Class A	469,070	*
664,800	LT Group, Inc.	318,394	Ø
8,920	Molson Coors Brewing Co. Class B	446,535	Ø
		2,111,556
Biotechnology (4.6%)
8,720	ACADIA Pharmaceuticals, Inc.	171,784	*
3,010	Agios Pharmaceuticals, Inc.	87,772	*Ø
11,870	ARIAD Pharmaceuticals, Inc.	220,545	*Ø
1,410	Biogen Idec, Inc.	307,563	*Ø
4,440	BioMarin Pharmaceutical, Inc.	287,046	*Ø
800	Bluebird Bio, Inc.	24,904	*Ø
2,550	Cepheid, Inc.	88,918	*Ø
10,770	Cubist Pharmaceuticals, Inc.	671,294	*Ø
9,804	Elan Corp. PLC ADR	150,982	*Ø
6,210	Insmed, Inc.	68,993	*Ø
7,390	InterMune, Inc.	114,619	*Ø
7,370	Ironwood Pharmaceuticals, Inc.	90,209	*
22,384	Neurocrine Biosciences, Inc.	313,152	*Ø
49,489	NPS Pharmaceuticals, Inc.	891,297	*Ø
7,280	Onyx Pharmaceuticals, Inc.	955,864	*Ø
3,610	Pharmacyclics, Inc.	392,154	*Ø
1,290	Receptos, Inc.	25,658	*Ø
280	Regeneron Pharmaceuticals, Inc.	75,617	*Ø
1,020	Synageva BioPharma Corp.	$49,062	*Ø
12,765	Theravance, Inc.	492,218	*Ø
1,000	Trius Therapeutics, Inc.	14,100	*Ø
2,820	Vertex Pharmaceuticals, Inc.	225,036	*Ø
		5,718,787
Capital Markets (0.7%)
11,050	Evercore Partners, Inc. Class A	523,991	Ø
22,745	GAM Holding AG	363,743	*Ø
		887,734
Chemicals (1.5%)
2,100	Air Products & Chemicals, Inc.	228,144	Ø
7,425	FMC Corp.	491,238	Ø
14,100	Huntsman Corp.	254,082	Ø
1,358	LyondellBasell Industries NV Class A	93,308	Ø
954	Rockwood Holdings, Inc.	64,615	Ø
3,385	The Mosaic Co.	139,090
1,200	The Sherwin-Williams Co.	209,004	Ø
4,526	WR Grace & Co.	347,687	*Ø
		1,827,168
Commercial Banks (0.3%)
12,840	Asia United Bank	22,942	*Ø
1,677	CIT Group, Inc.	84,035	*Ø
36,100	Kasikornbank PCL	210,487	Ø
5,000	Sterling Bancorp.	67,750	Ø
		385,214
Commercial Services & Supplies (0.5%)
6,393	Iron Mountain, Inc.	177,725
11,675	Tyco International Ltd.	406,407	Ø
		584,132
Communications Equipment (0.4%)
17,200	Cisco Systems, Inc.	439,460	Ø

Computers & Peripherals (1.5%)
95,200	Dell, Inc.	1,206,184	Ø
5,900	EMC Corp.	154,285	Ø
26,500	Intermec, Inc.	263,145	*Ø
36,000	STEC, Inc.	243,720	*Ø
		1,867,334
Containers & Packaging (0.5%)
12,800	MeadWestvaco Corp.	472,960	Ø
40,401	Nampak Ltd.	130,636	Ø
		603,596
Diversified Consumer Services (0.5%)
3,046	H&R Block, Inc.	95,736	Ø
62,713	iSelect Ltd.	90,191	*Ø
21,150	Regis Corp.	367,376	Ø
6,000	Stewart Enterprises, Inc. Class A	78,840	Ø
		632,143
Diversified Financial Services (1.3%)
3,000	Citigroup, Inc.	156,420	Ø
5,930	GT Capital Holdings, Inc.	111,554	Ø
30,522	NYSE Euronext	1,286,808	Ø
		1,554,782
Diversified Telecommunication Services (0.3%)
8,053	Fairpoint Communications, Inc.	70,544	*Ø
3,466	Intelsat SA	74,311	*Ø
91,750	Koninklijke KPN NV	241,800	*
500	Ziggo NV	19,862	Ø
		406,517
Electric Utilities (0.3%)
17,000	NV Energy, Inc.	401,710	Ø

Electrical Equipment (0.5%)
139,335	Capstone Turbine Corp.	204,822	*
6,950	Eaton Corp. PLC	479,203	Ø
		684,025
Energy Equipment & Services (0.6%)
69,269	Dolphin Group ASA	71,587	*Ø
4,436	Noble Corp.	169,455	Ø
18,005	Petroleum Geo-Services ASA	242,448	Ø
2,725	Schlumberger Ltd.	221,624
		705,114
Food & Staples Retailing (0.6%)
5,780	Harris Teeter Supermarkets, Inc.	284,261	Ø
2,000	Nash Finch Co.	46,900	Ø
4,000	Shoppers Drug Mart Corp.	238,068	Ø
8,400	Valor Co. Ltd.	139,585	Ø
		708,814
Food Products (2.1%)
10,000	Copeinca ASA	114,971	Ø
12,300	DE Master Blenders 1753 NV	202,905	*Ø
1,000	Dole Food Co., Inc.	12,900	*Ø
6,000	GrainCorp. Ltd. Class A	66,713	Ø
9,900	Mondelez International, Inc. Class A	309,573	Ø
7,065	Pinnacle Foods, Inc.	179,945	Ø
33,318	Smithfield Foods, Inc.	1,106,158	*Ø
9,053	WhiteWave Foods Co. Class A	169,200	*Ø
21,835	WhiteWave Foods Co. Class B	403,511	*Ø
50,000	Yashili International Holdings Ltd.	22,435	Ø
		2,588,311
Health Care Equipment & Supplies (1.8%)
2,460	Analogic Corp.	175,620	Ø
2,670	ArthroCare Corp.	96,814	*
5,270	Baxter International, Inc.	384,921	Ø
7,893	Covidien PLC	486,446
4,360	Cyberonics, Inc.	226,676	*Ø
1,300	Cynosure, Inc. Class A	37,024	*
9,699	Hologic, Inc.	220,167	*Ø
5,671	ICU Medical, Inc.	406,554	*
1,060	The Cooper Cos., Inc.	134,991	Ø
		2,169,213
Health Care Providers & Services (3.0%)
273	Aetna, Inc.	17,519	Ø
6,200	Air Methods Corp.	208,258	Ø
2,310	Capital Senior Living Corp.	53,222	*Ø
6,190	Cardinal Health, Inc.	310,057	Ø
11,200	Catamaran Corp.	591,360	*Ø
4,730	Cigna Corp.	368,136	Ø
15,000	CML Healthcare, Inc.	155,389	Ø
38,806	Health Management Associates, Inc. Class A	523,105	*Ø
64,746	Life Healthcare Group Holdings Ltd.	236,263	Ø
5,040	McKesson Corp.	618,206	Ø
1,220	Omnicare, Inc.	64,404	Ø
1,180	Tenet Healthcare Corp.	52,687	*
4,700	Universal Health Services, Inc. Class B	328,765
10,000	Vanguard Health Systems, Inc.	209,100	*Ø
		3,736,471
Health Care Technology (0.2%)
4,820	Cerner Corp.	236,180	*Ø

Hotels, Restaurants & Leisure (0.6%)
13,029	Ameristar Casinos, Inc.	344,878	Ø
3,000	Orient-Express Hotels Ltd. Class A	37,530	*Ø
3,197	Penn National Gaming, Inc.	159,818	*
3,673	Pinnacle Entertainment, Inc.	78,051	*Ø
6,000	SHFL Entertainment, Inc.	136,500	*Ø
1,500	WMS Industries, Inc.	38,625	*Ø
		795,402
Household Durables (0.6%)
4,000	American Greetings Corp. Class A	76,160
14,887	Electrolux AB Series B	433,718	Ø
10,559	Lennar Corp. Class B	287,733
		797,611
Industrial Conglomerates (0.1%)
310,100	Alliance Global Group, Inc.	187,431	*Ø

Insurance (0.9%)
1,000	American Safety Insurance Holdings Ltd.	29,960	*Ø
33,806	Hartford Financial Services Group, Inc.	1,043,253	Ø
35,139	Syncora Holdings Ltd.	23,192	*Ø
		1,096,405
Internet Software & Services (0.9%)
15,000	Keynote Systems, Inc.	298,950	Ø
2,000	Market Leader, Inc.	23,420	*Ø
33,925	Monster Worldwide, Inc.	194,051	*Ø
486	Yahoo Japan Corp.	259,107	Ø
10,474	Yahoo!, Inc.	294,215	*
		1,069,743
IT Services (1.0%)
9,686	Lender Processing Services, Inc.	316,539	Ø
8,330	MAXIMUS, Inc.	313,291	Ø
11,250	Teradata Corp.	665,100	*Ø
		1,294,930
Life Sciences Tools & Services (1.6%)
27,058	Life Technologies Corp.	2,018,527	*Ø

Machinery (1.4%)
5,300	Dover Corp.	453,892	Ø
3,982	Ingersoll-Rand PLC	243,101	Ø
29,000	Invensys PLC	218,949	Ø
5,820	Joy Global, Inc.	288,090	Ø
7,689	Pentair Ltd.	469,644	Ø
2,858	Xerium Technologies, Inc.	35,382	*Ø
		1,709,058
Marine (0.1%)
581,000	China Shipping Container Lines Co. Ltd. Class H	140,838	*Ø

Media (5.8%)
5,052	Arbitron, Inc.	232,190	Ø
15,134	Belo Corp. Class A	215,811	Ø
13,100	CBS Corp. Class B	692,204	Ø
2,170	Clear Channel Outdoor Holdings, Inc. Class A	16,101	*Ø
18,191	Gray Television, Inc.	142,072	*Ø
2,000	Journal Communications, Inc. Class A	18,320	*Ø
3,000	Kabel Deutschland Holding AG	338,361	Ø
6,711	Lamar Advertising Co. Class A	290,788	*±
2,488	Liberty Global PLC Class A	201,827	*Ø
17,022	Liberty Global PLC Series C	1,313,418	*Ø
2,824	Liberty Media Corp. Class A	405,894	*
32	LIN Media LLC Class A	517	*
1,960	Loral Space & Communications, Inc.	122,480	Ø
7,236	Modern Times Group Class B	339,478	Ø
2,050	Naspers Ltd. Class N	171,618
45,350	News Corp. Class A	722,426	*Ø
456	Nexstar Broadcasting Group, Inc. Class A	16,434	Ø
4,621	RTL Group SA	413,115	Ø
1,271	Sinclair Broadcast Group, Inc. Class A	35,855	Ø
22,844	Sky Deutschland AG	178,544	*Ø
9,212	Tribune Co.	582,198	*Ø
300,000	Tribune Co. Class 1C Litigation	750	*Ø
11,072	Twenty-First Century Fox, Inc.	330,831	Ø
5,150	Viacom, Inc. Class B	374,765
		7,155,997
Metals & Mining (0.8%)
6,000	AuRico Gold, Inc.	27,780	Ø
65,249	Gold Fields Ltd. ADR	393,451	Ø
1,000	Hoganas AB Class B	49,554	Ø
9,675	Sibanye Gold Ltd. ADR	30,089	*Ø
28,526	SunCoke Energy, Inc.	450,711	*
		951,585
Multiline Retail (0.6%)
18,613	JC Penney Co., Inc.	271,750	*
27,100	Saks, Inc.	434,142	*Ø
		705,892
Oil, Gas & Consumable Fuels (2.1%)
2,700	Apache Corp.	216,675	Ø
600	Berry Petroleum Co. Class A	24,330	Ø
18,670	Cameco Corp.	379,374	Ø
17,250	Gulf Coast Ultra Deep Royalty Trust	36,225	*Ø
8,889	Hess Corp.	661,875	Ø
10,051	Occidental Petroleum Corp.	895,042	Ø
6,203	Pioneer Southwest Energy Partners LP	225,045
5,235	QEP Resources, Inc.	159,615
1,000	Uranium One, Inc.	2,590	*Ø
		2,600,771
Paper & Forest Products (0.2%)
7,000	Buckeye Technologies, Inc.	260,540	Ø

Personal Products (0.5%)
3,630	Prestige Brands Holdings, Inc.	123,093	*Ø
6,700	The Estee Lauder Cos., Inc. Class A	439,855	Ø
		562,948
Pharmaceuticals (4.0%)
10,750	AbbVie, Inc.	488,910	Ø
7,730	Akorn, Inc.	109,689	*Ø
12,300	Bristol-Myers Squibb Co.	531,852	Ø
1,620	Cadence Pharmaceuticals, Inc.	12,101	*Ø
26,256	DepoMed, Inc.	171,189	*Ø
1,200	Dr. Reddy's Laboratories Ltd. ADR	44,724	Ø
9,920	Impax Laboratories, Inc.	205,741	*Ø
8,060	Merck & Co., Inc.	388,250
2,330	Mylan, Inc.	78,195	*
15,190	Nektar Therapeutics	170,280	*Ø
100	Omthera Pharmaceuticals, Inc.	–	*f
5,000	Optimer Pharmaceuticals, Inc.	62,550	*Ø
15,275	Pfizer, Inc.	446,488	Ø
1,210	Questcor Pharmaceuticals, Inc.	80,852
6,210	Roche Holding AG ADR	380,735	Ø
2,850	Salix Pharmaceuticals Ltd.	210,615	*Ø
610	SHIRE PLC ADR	66,704	Ø
500	Taro Pharmaceutical Industries Ltd.	32,755	*Ø
11,130	ViroPharma, Inc.	381,982	*
15,406	Warner Chilcott PLC Class A	328,302	Ø
2,970	XenoPort, Inc.	16,008	*
22,462	Zoetis, Inc.	669,592	Ø
		4,877,514
Professional Services (0.5%)
6,125	The Dun & Bradstreet Corp.	634,734	Ø

Real Estate Investment Trusts (1.5%)
7,279	BRE Properties, Inc.	386,224
82,561	CapLease, Inc.	700,117	Ø
100	Colonial Properties Trust	2,421	Ø
10,569	Mission West Properties, Inc.	–	*f
16,321	Newcastle Investment Corp.	94,662	Ø
9,755	Ryman Hospitality Properties	363,374
8,409	The Geo Group, Inc.	291,960	Ø
		1,838,758
Real Estate Management & Development (0.5%)
16,000	Daiwa House Industry Co. Ltd.	294,638	Ø
17,700	LPS Brasil Consultoria de Imoveis SA	143,378	Ø
234,400	Pruksa Real Estate PCL	140,790	Ø
		578,806
Software (1.6%)
10,636	BMC Software, Inc.	488,937	*Ø
16,176	Compuware Corp.	183,436	Ø
2,000	Ebix, Inc.	23,200	Ø
22,403	Nuance Communications, Inc.	420,280	*Ø
4,300	Sourcefire, Inc.	324,349	*Ø
5,000	Stonesoft OYJ	29,201	*Ø
17,300	Symantec Corp.	461,564	Ø
		1,930,967
Specialty Retail (0.1%)
1,140,000	Emperor Watch & Jewellery Ltd.	86,724	Ø
17,793	Office Depot, Inc.	77,044	*
		163,768
Textiles, Apparel & Luxury Goods (0.8%)
14,300	ASICS Corp.	240,841	Ø
4,000	Maidenform Brands, Inc.	93,440	*Ø
2,300	PVH Corp.	303,117	Ø
13,300	Vera Bradley, Inc.	322,392	*
		959,790
Thrifts & Mortgage Finance (0.2%)
2,590	Federal National Mortgage Association, Preference Shares Series S	13,054	*Øμ
6,500	Hudson City Bancorp., Inc.	62,140	Ø
2,447	Ocwen Financial Corp.	116,526	*Ø
		191,720
Tobacco (0.2%)
8,063	Swedish Match AB	301,211	Ø

Transportation Infrastructure (0.2%)
3,331	Macquarie Infrastructure Co., LLC	194,464	Ø

Wireless Telecommunication Services (0.7%)
10,000	Leap Wireless International, Inc.	166,800	*Ø
60,024	Sprint Corp.	357,743	*±Ø
11,091	Vodafone Group PLC ADR	332,175
		856,718
Total Common Stocks (Cost $60,404,096)		63,987,855

Exchange Traded Funds (0.5%)
27,000	PowerShares DB U.S. Dollar Index Bullish Fund (Cost $604,125)	596,430	*Ø

Number of Rights

Rights (0.0%)

Health Care Equipment & Supplies (0.0%)
29	Wright Medical Group, Inc. (Cost $–)	87	*

Number of Warrants

Warrants (0.1%)
Building Products (0.0%)
3,193	Owens Corning	2,804	*Ø

Machinery (0.0%)
2,642	Xerium Technologies, Inc.	1,876	*Ø

Media (0.1%)
1,877	Tribune Co.	118,626	*Ø

Total Warrants (Cost $92,541)		123,306

Principal Amount

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (0.0%)
$ 32,000	U.S. Treasury Bonds, 3.13%, due 2/15/43 (Cost $32,103)	29,070	Ø

Mortgage-Backed Securities (5.3%)

Collateralized Mortgage Obligations (3.6%)
$ 480,734	Bear Stearns Asset Backed Securities Trust, Ser. 2004-AC4, Class A1, 5.83%, due 8/25/34	490,740	aØ
762,508	Citicorp Mortgage Securities, Inc., Ser. 2006-4, Class 1A2, 6.00%, due 8/25/36	769,818
264,879	Citicorp Mortgage Securities, Inc., Ser. 2007-8, Class 1A4, 6.00%, due 9/25/37	253,026	Ø
912,089	First Horizon Mortgage Pass-Through Trust, Ser. 2005-5, Class 1A3, 5.50%, due 10/25/35	911,462
403,332	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.74%, due 7/25/35	396,377	Øμ
214,581	MASTR Alternative Loans Trust, Ser. 2004-10, Class 4A1, 6.00%, due 9/25/19	222,771	Ø
455,671	RFMSI Trust, Ser. 2005-SA3, Class 1A, 2.92%, due 8/25/35	358,952	Øμ
700,000	Structured Agency Credit Risk Debt Notes, Ser. 2013-DN1, Class M1, 3.59%, due 7/25/23	706,722	Øμ
289,521	WaMu Mortgage Pass-Through Certificates, Ser. 2004-S1, Class 1A11, 5.50%, due 3/25/34	298,291	Ø
		4,408,159
Commercial Mortgage-Backed (1.7%)
12,442	Credit Suisse First Boston Commercial Mortgage Trust, Ser. 2002-CP5, Class D, 5.27%, due 12/15/35	12,416	Ø
548,000	LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class G, 5.35%, due 9/15/37	549,517	ñØμ
500,000	LB-UBS Commercial Mortgage Trust, Ser. 2006-C4, Class AJ, 5.88%, due 6/15/38	516,041	Øμ
500,000	Morgan Stanley Capital I Trust, Ser. 2005-IQ9, Class A4, 4.66%, due 7/15/56	510,608	Ø
475,000	UBS Commercial Mortgage Trust, Ser. 2007-FL1, Class F, 0.77%, due 7/15/24	432,725	ñØμ
		2,021,307

Total Mortgage-Backed Securities (Cost $6,449,502)		6,429,466

Corporate Debt Securities(1.3%)

Chemicals (0.2%)
18,000	LSB Industries, Inc., 7.75%, due 8/1/19	18,405	ñ
127,000	Montell Finance Co. BV, 8.10%, due 3/15/27	164,026	ñØ
		182,431
Communications Equipment (0.2%)
200,000	Alcatel-Lucent USA, Inc., 8.88%, due 1/1/20	205,000	ñ
15,000	CommScope Holdings, Inc., 7.38%, due 6/1/20	14,925	cñ
55,000	Sorenson Communications, Inc., 10.50%, due 2/1/15	43,862	ñ
		263,787
Diversified Financial Services (0.3%)
1,000,000	Lehman Brothers Holdings, Inc., 6.88%, due 5/2/18	251,250	≠Ø
19,000	MPH Intermediate Holding Co. 2, 8.38%, due 8/1/18	19,404	cñ
64,000	Renaissance Acquisition Corp., 6.88%, due 8/15/21	63,680	ñØ
		334,334
Food Products (0.1%)
127,000	Sun Merger Sub, Inc., 5.25%, due 8/1/18	127,317	ñ
Gas Utilities (0.0%)
14,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.13%, due 10/15/21	14,088	ñ

Hotels Restaurants & Leisure (0.0%)
7,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp., 5.00%, due 8/1/18	7,052	ñ

Independent Power Producers & Energy Traders (0.0%)
59,000	Dynegy, Inc., 5.88%, due 6/1/23	56,050	ñØ

Insurance (0.1%)
145,000	Ambac Assurance Corp., 5.10%, due 6/7/20	131,950	≠ñØ

Paper & Forest Products (0.1%)
165,000	Resolute Forest Products, 5.88%, due 5/15/23	148,500	ñ

Specialty Retail (0.0%)
7,000	PC Nextco Holdings LLC / PC Nextco Finance, Inc., 1.00%, due 8/15/19	6,965	cñ

Wireless Telecommunication Services (0.3%)
172,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	165,120	ñØ
80,000	Intelsat Luxembourg SA, 7.75%, due 6/1/21	84,200	ñ
59,000	NII International Telecom SCA, 7.88%, due 8/15/19	56,640	ñØ
		305,960
Total Corporate Debt Securities (Cost $1,497,273)		1,578,434

Asset-Backed Securities(1.1%)
531,144	Countrywide Asset-Backed Certificates, Ser. 2005-7, Class AF4, 4.87%, due 10/25/35	531,053	Øμ
871,133	JP Morgan Mortgage Acquisition Corp., Ser. 2007-CH1, Class AF3, 5.32%, due 11/25/36	879,845	a

Total Asset-Backed Securities (Cost $1,429,092)		1,410,898

Bank Loan Obligationsμ(9.0%)

Aerospace & Defense (0.2%)
250,000	Consolidated Precision Products Corp., due 12/20/19	250,625	¢^^

Chemicals (0.6%)
32,000	MacDermid, Inc., 2nd Lien Term Loan, due 11/15/20	32,320	¢^^
49,000	OXEA, 2nd Lien Term Loan, 8.25%, due 6/5/20	48,877	Ø
500,000	Pinnacle Operating Corp., due 5/13/19	510,000	¢^^Ñ
87,000	Royal Adhesives & Sealants LLC, 2nd Lien Term Loan, due 12/31/20	88,305	¢^^Ñ
		679,502
Commercial Services & Supplies (0.1%)
77,000	GCA Services Group, Inc., 2nd Lien Term Loan, due 12/31/19	78,155	¢^^

Communications Equipment (0.1%)
59,000	Securus Technologies Holdings, Inc., 2nd Lien Term Loan, 9.00%, due 4/2/21	58,951	Ø
105,838	Sorenson Communications, Inc., Term Loan, 9.50%, due 10/31/14	105,528	Ø¢^^
		164,479
Construction & Engineering (0.1%)
77,000	US Infrastructure Corp., 1st Lien Term Loan, due 12/31/20	77,385	¢^^

Diversified Consumer Services (0.3%)
250,000	Coinmach Service Corp., Term Loan, 4.25%, due 11/15/19	251,328	Ø
67,000	Emerald Expositions Holding, Inc., due 6/12/20	67,586	Ø¢^^Ñ
69,000	Monitronics International, Inc., Term Loan L, due 3/23/18	69,431	¢^^
37,000	Waddington, 2nd Lien Term Loan, due 11/24/20	36,908	¢^^Ñ
		425,253
Diversified Financial Services (1.4%)
160,000	CeramTec, Term Loan, due 12/31/20	160,800	¢^^Ñ
206,000	Guggenheim Partners LLC, Term Loan B, due 12/31/18	208,231	¢^^
180,000	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 4.25%, due 6/7/18	180,599	Ø
330,000	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 8.00%, due 12/7/18	334,950	ØÑ
600,000	Tomkins Air Distribution Technologies, 2nd Lien Term Loan, 9.25%, due 10/31/20	614,250	Ø
240,625	Walter Investment Management Corp., Term Loan, 5.75%, due 11/15/17	242,069	Ø
		1,740,899
Diversified Telecommunication Services (0.6%)
332,168	Fairpoint Communications Inc., Term Loan B, 7.50%, due 2/14/19	330,161	Ø
325,000	Global Telecom Link, 2nd Lien Term Loan, due 5/21/20	317,688	¢^^
52,000	Power Telecommunication Team LLC, 2nd Lien Term Loan, 8.25%, due 11/15/20	50,960	¢ØÑ
		698,809
Energy Equipment & Services (0.1%)
106,000	Texas Competitive Holdings LLC, Extended Term Loan, 4.70%, due 10/10/17	74,318	Ø

Food Products (0.5%)
65,000	CTI Foods Holding Co., LLC, 2nd Lien Term Loan, due 6/30/19	64,350	Ø¢^^Ñ
500,000	Performance Food Group, Inc., 2nd Lien Term Loan, 6.25%, due 10/29/19	495,000	Ø
		559,350
Health Care Providers & Services (0.2%)
93,000	Carestream Health, Inc., 2nd Lien Term Loan, due 12/5/19	91,140	¢^^Ø
185,897	Genesis HealthCare LLC, Term Loan, 10.00%, due 10/2/17	189,151	Ø
		280,291
Health Care Technology (0.4%)
500,000	The TriZetto Group Inc., 2nd Lien Term Loan, 8.50%, due 3/27/19	490,000	ØÑ

Hotels, Restaurants & Leisure (0.5%)
106,724	Harrah's Entertainment, Term Loan B4, 9.50%, due 10/31/16	105,790	Ø
600,000	Harrah's Entertainment, Term Loan B6, due 1/28/18	531,300	Ø¢^^
		637,090
Insurance (0.6%)
780,000	Asurion LLC, Term Loan B2, due 6/19/20	763,097	¢^^

Internet Software & Services (0.0%)
54,000	Websense, Inc., 2nd Lien Term Loan, 8.25%, due 12/18/20	53,933	Ø¢

IT Services (0.4%)
500,000	Virtu Financial LLC, Term Loan, 5.75%, due 7/1/16	503,250	Ø

Leisure Equipment & Products (0.0%)
59,000	Eastman Kodak Co., Term Loan, 9.75%, due 9/30/13	59,295	Ø

Media (1.4%)
62,000	Advanstar, Inc., 2nd Lien Term Loan, due 5/14/20	62,000	¢^^Ñ
358,973	Gatehouse Media Operating Inc., Term Loan B, 2.28%, due 8/24/14	142,512	Ø
61,529	Gatehouse Media Operating Inc., Term Loan C, 2.53%, due 8/24/14	24,427	Ø
114,241	Gatehouse Media Operating Inc., Term Loan L, 2.28%, due 8/24/14	45,354	Ø
750,000	Media General, Inc., Term Loan, due 12/31/18	750,000	¢^^
750,000	Springer Science+Business Media, Term Loan B2, due 7/23/20	739,373	¢^^
		1,763,666
Oil, Gas & Consumable Fuels (0.6%)
500,000	NFR Energy LLC, 2nd Lien Term Loan, 8.75%, due 12/31/18	505,625	Ø
52,000	Oxbow Carbon LLC, 2nd Lien Term Loan, due 1/18/20	52,650	Ø¢^^
149,000	Stallion Oilfield Holdings, Inc., Term Loan, 8.00%, due 6/3/18	148,627	Ø
		706,902
Software (0.5%)
298,500	RedPrairie Corp., 1st Lien Term Loan, 6.75%, due 12/14/18	302,139	Ø
150,000	StoneRiver Holdings, Inc., 1st Lien Term Loan, due 11/29/19	150,094	¢^^
150,000	StoneRiver Holdings, Inc., 2nd Lien Term Loan, due 5/14/20	150,000	¢^^Ñ
		602,233
Specialty Retail (0.3%)
349,121	Pilot Travel Centers LLC, Term Loan B2, 4.25%, due 8/6/19	348,538	Ø

Transportation Infrastructure (0.1%)
131,000	Livingston International, Inc.,2nd Lien Term Loan, 9.00%, due 3/27/20	132,310	Ø

Total Bank Loan Obligations (Cost $10,990,830)		11,089,380

Number of Contracts

Purchased Options (0.2%)

Call Options (0.0%)
69	DISH DBS Corp., Call, Sept 2013 @ 44	22,080
109	Dole Food Co., Inc., Call, Oct 2013 @ 13	4,360
84	Iron Mountain, Inc., Call, Jan 2014 @ 32.5	7,560
35	Leap Wireless International, Inc., Call, Aug 2013 @ 17	770
164	Sprint Corp., Call, Aug 2013 @ 7	3,444	±
81	Sprint Corp., Call, Jan 2014 @ 7	2,268	±
17	Volcano Corp., Call, Oct 2013 @ 20	2,295
		42,777
Put Options (0.2%)
360	Elan Corp. PLC, Put, Oct 2013 @ 12	7,200
64	Iron Mountain, Inc., Put, Jan 2014 @ 25	8,064
66	iShares Russell 2000 Index Fund, Put, Aug 2013 @ 88	66	±
59	iShares Russell 2000 Index Fund, Put, Nov 2013 @ 90	5,251	±
67	Lamar Advertising Co., Put, Aug 2013 @ 40	3,350	±
133	Nuance Communications, Inc., Put, Oct 2013 @ 21	35,910
53	Onyx Pharmaceuticals, Inc., Put, Nov 2013 @ 125	23,320
59	Optimer Pharmaceuticals, Inc., Put, Aug 2013 @ 10	295
100	SPDR S&P 500 ETF Trust, Put, Sept 2013 @ 1550	72,000	±
23	The EURO STOXX 50 Index, Sept 2013 @ 2700	15,238
		170,694

Total Purchased Options (Cost $671,770)		213,471

Number of Shares

Short-Term Investment (34.9%)
43,079,709	Dreyfus Treasury Prime Cash Management (Cost $43,079,709)	43,079,709	Ø

Total Long Positions (104.3%) (Cost $125,251,041)		128,538,106	##

Cash, receivables and other assets, less liabilities (13.0%)		16,042,060	±Ø

Short Positions (see summary below) ((17.3)%)		(21,314,772)

Total Net Assets (100.0%)		$123,265,394

Short Positions ((17.3)%)

Common Stocks Sold Short (11.4%)£ØØ

Air Freight & Logistics (0.1%)
(2,790)	Expeditors International of Washington, Inc.	(112,493)

Airlines (0.3%)
(7,330)	Deutsche Lufthansa AG	(146,760)	*
(4,830)	Norwegian Air Shuttle ASA	(215,566)	*
		(362,326)
Automobiles (0.1%)
(8,000)	Daihatsu Motor Co. Ltd.	(176,162)

Biotechnology (0.4%)
(22,480)	Arena Pharmaceuticals, Inc.	(156,236)	*
(4,030)	ImmunoGen, Inc.	(76,772)	*
(5,170)	Myriad Genetics, Inc.	(153,394)	*
(2,080)	Portola Pharmaceuticals, Inc.	(47,798)	*
(2,105)	ThromboGenics NV	(86,546)	*
		(520,746)

Capital Markets (0.2%)
(4,125)	Greenhill & Co., Inc.	(207,653)

Chemicals (0.6%)
(1,750)	Albemarle Corp.	(108,518)
(1,620)	BASF SE	(143,663)
(1,500)	Innophos Holdings, Inc.	(74,760)
(2,000)	Koppers Holdings, Inc.	(77,300)
(3,300)	The Dow Chemical Co.	(115,632)
(1,200)	The Sherwin-Williams Co.	(209,004)
		(728,877)
Commercial Banks (0.1%)
(7,655)	Capitec Bank Holdings Ltd.	(139,769)

Commercial Services & Supplies (0.1%)
(1,410)	Stericycle, Inc.	(163,475)	*

Communications Equipment (0.1%)
(16,000)	AAC Technologies Holdings, Inc.	(74,475)
(5,000)	ARRIS Group, Inc.	(75,200)	*
		(149,675)
Construction & Engineering (0.5%)
(7,800)	Layne Christensen Co.	(151,164)	*
(19,580)	Outotec OYJ	(237,690)
(8,632)	Skanska AB Class B	(162,889)
		(551,743)
Diversified Consumer Services (0.1%)
(3,046)	H&R Block, Inc.	(95,736)

Diversified Financial Services (0.8%)
(5,175)	IntercontinentalExchange, Inc.	(944,179)	*

Diversified Telecommunication Services (0.2%)
(5,324)	Verizon Communications, Inc.	(263,432)

Electrical Equipment (0.1%)
(1,575)	Rockwell Automation, Inc.	(152,539)

Food & Staples Retailing (0.5%)
(24,290)	Clicks Group Ltd.	(141,325)
(7,750)	Shoprite Holdings Ltd.	(131,080)
(4,350)	Sysco Corp.	(150,118)
(11,490)	The Spar Group Ltd.	(133,669)
		(556,192)
Food Products (0.8%)
(3,400)	Campbell Soup Co.	(159,120)
(216,460)	Marine Harvest ASA	(218,194)
(5,500)	Unilever NV CVA	(221,264)
(21,835)	WhiteWave Foods Co. Class A	(408,096)	*
		(1,006,674)
Health Care Equipment & Supplies (0.9%)
(1,118)	Baxter International, Inc.	(81,659)
(7,730)	Boston Scientific Corp.	(84,412)	*
(790)	CR Bard, Inc.	(90,534)
(4,190)	DENTSPLY International, Inc.	(179,667)
(2,670)	Integra LifeSciences Holdings	(105,171)	*
(2,930)	Medtronic, Inc.	(161,853)
(1,240)	Neogen Corp.	(70,035)	*
(2,550)	Sirona Dental Systems, Inc.	(180,030)	*
(1,550)	Stryker Corp.	(109,213)
		(1,062,574)
Health Care Providers & Services (0.5%)
(273)	Aetna, Inc.	(17,519)
(2,870)	AmerisourceBergen Corp.	(167,235)
(2,688)	Community Health Systems, Inc.	(123,809)
(1,200)	Laboratory Corp. of America Holdings	(116,088)	*
(2,200)	Owens & Minor, Inc.	(79,112)
(2,000)	Quest Diagnostics, Inc.	(116,620)
		(620,383)
Health Care Technology (0.1%)
(2,150)	HMS Holdings Corp.	(52,009)	*
(2,580)	Vocera Communications, Inc.	(37,358)	*
		(89,367)
Household Durables (0.3%)
(10,559)	Lennar Corp. Class A	(357,633)

Household Products (0.1%)
(2,325)	Church & Dwight Co., Inc.	(148,103)

Insurance (0.5%)
(800)	ACE Ltd.	(73,104)
(4,050)	Aspen Insurance Holdings Ltd.	(151,834)
(3,450)	Axis Capital Holdings Ltd.	(150,282)
(3,200)	First American Financial Corp.	(72,736)
(4,700)	XL Group PLC	(147,345)
		(595,301)
IT Services (0.1%)
(1,500)	Computer Sciences Corp.	(71,490)

Machinery (0.4%)
(2,100)	Deere & Co.	(174,447)
(2,000)	Flowserve Corp.	(113,360)
(1,950)	Illinois Tool Works, Inc.	(140,478)
(2,200)	Joy Global, Inc.	(108,900)
		(537,185)
Media (1.1%)
(7,428)	Liberty Global PLC Class A	(602,559)	*
(72,920)	Sirius XM Radio, Inc.	(271,992)
(2,000)	Time Warner Cable, Inc.	(228,140)
(3,900)	Time Warner, Inc.	(242,814)
		(1,345,505)
Metals & Mining (0.3%)
(9,725)	Globe Specialty Metals, Inc.	(116,019)
(7,400)	Newmont Mining Corp.	(222,000)
		(338,019)
Oil, Gas & Consumable Fuels (0.2%)
(1,384)	Pioneer Natural Resources Co.	(214,188)

Personal Products (0.1%)
(6,400)	Coty, Inc. Class A	(110,016)	*

Pharmaceuticals (1.0%)
(4,400)	AstraZeneca PLC ADR	(223,168)
(950)	Hospira, Inc.	(38,665)	*
(1,200)	Johnson & Johnson	(112,200)
(3,666)	Mallinckrodt PLC	(168,233)	*
(12,550)	Optimer Pharmaceuticals, Inc.	(157,000)	*
(5,125)	Pacira Pharmaceuticals, Inc.	(173,891)	*
(13,360)	Pfizer, Inc.	(390,513)
		(1,263,670)
Professional Services (0.2%)
(2,780)	DKSH Holding Ltd.	(249,177)

Real Estate Investment Trusts (0.1%)
(250)	AvalonBay Communities, Inc.	(33,835)
(557)	Equity Residential	(31,192)
(433)	Essex Property Trust, Inc.	(69,839)
(2,226)	Host Hotels & Resorts, Inc.	(39,756)
		(174,622)
Road & Rail (0.1%)
(2,000)	Norfolk Southern Corp.	(146,320)

Specialty Retail (0.1%)
(4,000)	American Eagle Outfitters, Inc.	(78,560)
(20,530)	JD Group Ltd.	(63,158)
		(141,718)
Textiles, Apparel & Luxury Goods (0.2%)
(800)	Fossil Group, Inc.	(87,920)	*
(1,023)	Hugo Boss AG	(118,647)
(1,950)	Movado Group, Inc.	(71,136)
		(277,703)
Trading Companies & Distributors (0.1%)
(3,030)	Fastenal Co.	(148,500)

Wireless Telecommunication Services (0.0%)
(1,651)	NII Holdings, Inc.	(11,854)	*

Total Common Stocks Sold Short (Proceeds $(13,401,802))		(14,034,999)

Exchange Traded Funds Sold Short (5.8%)£ØØ
(2,320)	CurrencyShares Euro Trust	(305,637)	*
(9,295)	Energy Select Sector SPDR Fund	(766,373)
(15,440)	Health Care Select Sector SPDR Fund	(787,440)
(2,040)	iShares Nasdaq Biotechnology ETF	(403,573)
(5,965)	iShares US Real Estate ETF	(397,388)
(3,050)	Market Vectors Biotech ETF	(241,225)
(10,534)	Market Vectors Oil Service ETF	(472,345)
(19,750)	SPDR S&P 500 ETF Trust	(3,331,035)	±
(2,861)	SPDR S&P Oil & Gas Exploration & Production ETF	(178,383)
(2,676)	Vanguard REIT ETF	(185,554)

Total Exchange Traded Funds Sold Short (Proceeds $(6,692,963))		(7,068,953)

Principal Amount

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government Sold Short (0.1%)£ØØ
(183,000)	U.S. Treasury Notes, 1.75%, due 5/15/23 (Proceeds $(177,432))	(169,904)
		(169,904)
Corporate Debt Security Sold Short (0.0%)£ØØ

Metals & Mining (0.0%)
(48,000)	Cliffs Natural Resources, Inc., 6.25%, due 10/1/40 (Proceeds $(47,461))	(40,916)

Total Short Positions (Proceeds $(20,319,658))		(21,314,772)

JULY 31, 2013

Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited)

At July 31, 2013, the outstanding equity swaps* for the Fund were as follows:

COUNTERPARTY	DESCRIPTION	VALUE†

JPMorgan Chase Bank, N.A.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	$168,137

* The following table represents the individual long and short positions and related values within the equity swaps as of July 31, 2013.

See Notes to Schedule of Investments

JULY 31, 2013

Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund
(Unaudited)

REFERENCE ENTITY	SHARES	NOTIONAL(a) VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Extendicare, Inc.	26,060	$172,115	$1,940
Shoppers Drug Mart Corp.	5,540	324,680	5,044
			6,984
France
Orange SA	22,950	229,001	(3,403)

Germany
Kabel Deutschland Holding AG	14,283	1,603,800	7,138
MAN SE	1,432	162,198	989
			8,127
Netherlands
DE Master Blenders 1753 NV	58,862	968,333	2,675

Spain
Atresmedia Corp de Medios de Comunicaion SA	16,850	149,220	26,973
Banco Popular Espanol SA	74,519	305,039	22,606
			49,579
United Kingdom
Al Noor Hospitals Group PLC	30,137	294,117	26,804
Amerisur Resources PLC	101,599	70,849	(2,843)
Associated British Foods PLC	11,169	322,026	8,276
Rio Tinto PLC	7,155	308,126	13,512
Tate & Lyle PLC	23,718	312,075	(9,355)
			36,394
United States
Pioneer Southwest Energy Partners, L.P.	20,311	731,386	5,497

Total Long Positions of Portfolio Swap			105,853

Short Position

France
LVMH Moet Hennessy Louis Vuitton SA	(1,741)	(309,054)	(7,447)

United States
Pioneer Natural Resources Co.	(4,535)	(692,638)	(9,198)
Total Short Position of Portfolio Swap			(16,645)

Total Long and Short Positions of Portfolio Swap			89,208

Financing Costs and Other Receivables			78,929

Swap, at Value			$168,137

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

JULY 31, 2013

Notes to Schedule of Investments (Unaudited)

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, exchange traded funds, purchased option contracts, written option contracts, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Fund’s investments in debt securities (long and short positions) is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Bank Loans. The value of bank loan securities is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of forward foreign currency contracts is determined by obtaining valuations from an independent pricing      service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

 JULY 31, 2013

Notes to Schedule of Investments (Unaudited) (cont’d)

The value of total return swaps is determined by obtaining valuations from an independent pricing service using the underlying index and stated LIBOR (“London Interbank Offered Rate”) rate (Level 2 inputs).

The value of equity swaps is determined by obtaining valuations from an independent pricing service using the underlying security and stated LIBOR rate or Federal Funds floating rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2013:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Media	$7,155,247	$750	$—	$7,155,997
Other Common Stocks^	56,831,858	—	—	56,831,858
Total Common Stocks	63,987,105	750	—	63,987,855
Exchange Traded Funds	596,430	—	—	596,430
Rights^	87	—	—	87
Warrants^	123,306	—	—	123,306
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	—	29,070	—	29,070
Collateralized Mortgage Obligations	—	4,408,159	—	4,408,159

JULY 31, 2013

Notes to Schedule of Investments (Unaudited) (cont’d)

Commercial Mortgage-Backed	—	2,021,307	—	2,021,307
Corporate Debt Securities ^	—	1,578,434	—	1,578,434
Asset-Backed Securities	—	1,410,898	—	1,410,898
Bank Loan Obligations
Aerospace & Defense	—	250,625	—	250,625
Chemicals	—	81,197	598,305	679,502
Commercial Services & Supplies	—	78,155	—	78,155
Communications Equipment	—	164,479	—	164,479
Construction & Engineering	—	77,385	—	77,385
Diversified Consumer Services	—	320,759	104,494	425,253
Diversified Financial Services	—	1,245,149	495,750	1,740,899
Diversified Telecommunication Services	—	647,849	50,960	698,809
Energy Equipment & Services	—	74,318	—	74,318
Food Products	—	495,000	64,350	559,350
Health Care Providers & Services	—	280,291	—	280,291
Health Care Technology	—	—	490,000	490,000
Hotels, Restaurants & Leisure	—	637,090	—	637,090
Insurance	—	763,097	—	763,097
Internet Software & Services	—	53,933	—	53,933
IT Services	—	503,250	—	503,250
Leisure Equipment & Products	—	59,295	—	59,295
Media	—	1,701,666	62,000	1,763,666
Oil, Gas & Consumable Fuels	—	706,902	—	706,902
Software	—	452,233	150,000	602,233
Specialty Retail	—	348,538	—	348,538
Transportation Infrastructure	—	132,310	—	132,310
Total Bank Loan Obligations	—	9,073,521	2,015,859	11,089,380
Purchased Options	206,271	7,200	—	213,471
Short-Term Investment	—	43,079,709	—	43,079,709
Total Investments	64,913,199	61,609,048	2,015,859	128,538,106

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Total Common Stocks Sold Short^	$(14,034,999)	$—	$—	$(14,034,999)
Exchange Traded Funds Sold Short	(7,068,953)	—	—	(7,068,953)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government Sold Short	—	(169,904)	—	(169,904)
Corporate Debt Security Sold Short^	—	(40,916)	—	(40,916)
Total Investments	(21,103,952)	(210,820)	—	(21,314,772)

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

JULY 31, 2013

Notes to Schedule of Investments (Unaudited) (cont’d)

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 11/01/12	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 07/31/13	Net change in unrealized appreciation/ (depreciation) from investments still held as of 07/31/13
Investments in Securities:
Bank Loan Obligations
Chemicals	$—	$—	$(3,205)	$601,510	$—	$—	$—	$598,305	$(3,205)
Diversified Consumer Services	—	—	1,534	102,960	—	—	—	104,494	1,534
Diversified Financial Services	—	7	8,193	487,550	—	—	—	495,750	8,193
Diversified Telecommunication Services	—	10	(530)	51,480	—	—	—	50,960	(530)
Food Products	—	—	325	64,025	—	—	—	64,350	325
Health Care Technology	—	870	(6,910)	—	—	496,040	—	490,000	(6,910)
Insurance	600,000	7	2,243	—	(602,250)	—	—	—	—
Machinery	101,000	—	—	—	—	—	(101,000)	—	—
Media	—	—	930	61,070	—	—	—	62,000	930
Software	—	—	750	149,250	—	—	—	150,000	750
Total	$701,000	$894	$3,330	$1,517,845	$(602,250)	$496,040	$(101,000)	$2,015,859	$1,087

As of July 31, 2013, one security in the Fund transferred from Level 2 to Level 3 as a result of a decrease in the number of observable quotations that were readily available to the independent pricing service. In addition, one security transferred from Level 2 to Level 1 due to active market activity on recognized exchanges, as of July 31, 2013.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of July 31, 2013:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward contracts	$—	$36,846	$—	$36,846
Total return swaps	—	3,413	—	3,413
Options written	—	—	—	—
Equity swaps	—	168,137	—	168,137
Total	$—	$208,396	$—	$208,396

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward contracts	$—	$(56,493)	$—	$(56,493)
Total return swaps	—	(14,588)	—	(14,588)
Options written	(30,060)	—	—	(30,060)
Total	$(30,060)	$(71,081)	$—	$(101,141)

JULY 31, 2013

Notes to Schedule of Investments (Unaudited) (cont’d)

##	At July 31, 2013, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Absolute Return Multi-Manager	$125,251,041	$4,545,375	$1,258,310	$3,287,065

*	Security did not produce income during the last twelve months.
^^	All or a portion of this security has not settled as of July 31, 2013 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

±	At July 31, 2013, the Fund had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
iShares Russell 2000 Index Fund, Put	66	$75	August 2013	$—
iShares Russell 2000 Index Fund, Put	59	75	November 2013	(649)
Lamar Advertising Co., Call	67	46	August 2013	(2,211)
SPDR S&P 500 ETF Trust, Put	100	1,475	September 2013	(27,200)
Sprint Corp., Call	164	8	August 2013	—

Total				$(30,060)

≠	Security had an event of default.
¢	All or a portion of this security was purchased on a delayed delivery basis.
£	At July 31, 2013, the Fund had pledged securities in the amount of $2,624,307 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written.
a	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
c	Payment-in-kind security for which part of the income earned may be paid as additional principal.
f	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.
ñ
Securities were purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2013, these securities amounted to approximately $2,309,426 or 1.87% of net assets for the Fund.

Ñ	These securities have been deemed by the investment manager to be illiquid. At July 31, 2013, these securities amounted to approximately $2,015,859 or 1.64% of net assets for the Fund.
Ø
All or a portion of this security or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put options written and/or forward foreign currency contracts and/or swaps.

ØØ	At July 31, 2013, the Fund had deposited $21,555,777 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2013 and their final maturities.

At July 31, 2013, open forward foreign currency contracts for Absolute Return Multi-Manager Fund were as follows:

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Danish Krone	J.P. Morgan	985,349	$172,241	08/21/13	$175,863	$3,622
Euro	J.P. Morgan	407,279	536,494	08/21/13	541,857	5,363
Hong Kong Dollar	J.P. Morgan	15,515	2,000	08/21/13	2,001	1
Norwegian Krone	J.P. Morgan	1,645,221	273,726	08/21/13	278,986	5,260
Philippine Peso	J.P. Morgan	3,776,235	87,010	08/21/13	86,963	(47)
Pound Sterling	J.P. Morgan	56,916	86,903	08/22/13	86,570	(333)
South African Rand	J.P. Morgan	1,776,988	178,752	08/21/13	179,584	832
Swedish Krona	J.P. Morgan	1,695,381	258,376	08/21/13	259,986	1,610
Swiss Franc	J.P. Morgan	131,286	139,077	08/21/13	141,886	2,809

Total						$19,117

JULY 31, 2013

Notes to Schedule of Investments (Unaudited) (cont’d)

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan	71,776	$65,693	08/21/13	$64,427	$1,266
Brazilian Real	J.P. Morgan	1,071,768	477,416	08/21/13	467,762	9,654
Canadian Dollar	J.P. Morgan	308,965	299,071	08/21/13	300,666	(1,595)
Danish Krone	J.P. Morgan	985,348	175,139	08/21/13	175,863	(724)
Euro	J.P. Morgan	773,585	1,011,162	08/21/13	1,029,203	(18,041)
Hong Kong Dollar	J.P. Morgan	1,540,801	198,632	08/21/13	198,686	(54)
Japanese Yen	J.P. Morgan	90,845,355	918,757	08/21/13	927,941	(9,184)
Norwegian Krone	J.P. Morgan	1,284,221	219,223	08/21/13	217,770	1,453
Philippine Peso	J.P. Morgan	31,403,774	724,502	08/22/13	723,198	1,304
Pound Sterling	J.P. Morgan	99,026	152,032	08/21/13	150,622	1,410
South African Rand	J.P. Morgan	1,093,327	109,469	08/21/13	110,492	(1,023)
Swedish Krona	J.P. Morgan	7,554,291	1,134,937	08/21/13	1,158,446	(23,509)
Swiss Franc	J.P. Morgan	240,057	257,453	08/21/13	259,436	(1,983)
Thai Baht	J.P. Morgan	10,856,859	348,722	08/21/13	346,460	2,262

Total						$(38,764)

At July 31, 2013, the outstanding total return swap contracts for Absolute Return Multi-Manager Fund were as follows:

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate payments Made/(Receive) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
J.P. Morgan	$24,525	June 25, 2014	0.191%	Banco do Brasil S.A.	$(31)	$(7,936)	$(7,967)
J.P. Morgan	1,900	June 25, 2014	0.190	Banco do Brasil S.A.	(1)	878	877
J.P. Morgan	3,000	June 25, 2014	0.189	Banco do Brasil S.A.	(1)	494	493
J.P. Morgan	340	July 21, 2014	0.190	Paradise Co., Ltd.	(6)	262	256
J.P. Morgan	523	July 21, 2014	0.189	Paradise Co., Ltd.	(5)	415	410
J.P. Morgan	4,320	July 21, 2014	0.191	Paradise Co., Ltd.	(182)	1,559	1,377
J.P. Morgan	339,301	July 28, 2014	0.131	The STOXX 600 Automobiles & Parts (Price) Index	(23)	(6,598)	(6,621)

Total					$(249)	$(10,926)	$(11,175)

JULY 31, 2013

Schedule of Investments Dynamic Real Return Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (39.0%)

Chemicals (6.8%)
660	Air Products & Chemicals, Inc.	71,702
217	Airgas, Inc.	22,397
205	CF Industries Holdings, Inc.	40,182
3,738	Dow Chemical Co.	130,980
2,914	E. I. du Pont de Nemours & Co.	168,109
475	Eastman Chemical Co.	38,204
827	Ecolab, Inc.	76,200
435	FMC Corp.	28,780
255	International Flavors & Fragrances, Inc.	20,573
1,154	LyondellBasell Industries NV Class A	79,291
1,694	Monsanto Co.	167,333
872	Mosaic Co.	35,830
446	PPG Industries, Inc.	71,556
944	Praxair, Inc.	113,441
268	Sherwin-Williams Co.	46,678
381	Sigma-Aldrich Corp.	31,836
		1,143,092

Construction Materials (0.1%)
414	Vulcan Materials Co.	19,533

Containers & Packaging (0.5%)
481	Ball Corp.	21,544
323	Bemis Co., Inc.	13,304
547	MeadWestvaco Corp.	20,212
513	Owens-Illinois, Inc.	15,262	*
616	Sealed Air Corp.	16,780
		87,102
Energy Equipment & Services (1.5%)
412	Baker Hughes, Inc.	19,541
230	Cameron International Corp.	13,639	*
65	Diamond Offshore Drilling, Inc.	4,384
222	Ensco PLC Class A	12,730
219	FMC Technologies, Inc.	11,673	*
865	Halliburton Co.	39,089
97	Helmerich & Payne, Inc.	6,130
278	Nabors Industries Ltd.	4,279
408	National Oilwell Varco, Inc.	28,629
236	Noble Corp.	9,015
115	Rowan Cos. PLC Class A	3,950	*
1,245	Schlumberger Ltd.	101,256
		254,315

Gas Utilities (1.2%)
2,100	ONEOK, Inc.	111,195
2,000	Suburban Propane Partners LP	98,160
		209,355

Hotels, Restaurants & Leisure (0.9%)
2,800	Cedar Fair LP	120,148
435	Starwood Hotels & Resorts Worldwide, Inc.	28,775
		148,923

Household Durables (0.2%)
800	American Homes 4 Rent Class A	12,800	ñ*
1,580	TRI Pointe Homes, Inc.	23,842	*
		36,642

Metals & Mining (1.4%)
3,366	Alcoa, Inc.	26,760
330	Allegheny Technologies, Inc.	9,098
495	Cliffs Natural Resources, Inc.	9,658
3,152	Freeport-McMoRan Copper & Gold, Inc.	89,139
1,671	Newmont Mining Corp.	50,130	ØØ
998	Nucor Corp.	46,686
467	United States Steel Corp.	8,102
		239,573

Multi-Utilities (0.5%)
1,600	CenterPoint Energy, Inc.	39,712
700	Dominion Resources, Inc.	41,517
		81,229

Oil, Gas & Consumable Fuels (16.3%)
1,800	Alliance Holdings GP LP	114,390
458	Anadarko Petroleum Corp.	40,542
371	Apache Corp.	29,773
2,400	Boardwalk Pipeline Partners LP	75,144
188	Cabot Oil & Gas Corp.	14,254
483	Chesapeake Energy Corp.	11,254
1,790	Chevron Corp.	225,343
1,120	ConocoPhillips	72,643
203	CONSOL Energy, Inc.	6,299
950	DCP Midstream Partners LP	50,036
358	Denbury Resources, Inc.	6,265	*
348	Devon Energy Corp.	19,143
500	Enbridge Energy Partners LP	15,810
2,600	Energy Transfer Equity LP	173,524
2,300	Enterprise Products Partners	142,669
252	EOG Resources, Inc.	36,663
139	EQT Corp.	12,024
4,233	Exxon Mobil Corp.	396,844
268	Hess Corp.	19,955
5,500	Inergy LP	84,425
4,176	Inergy Midstream LP	101,352
581	Kinder Morgan, Inc.	21,939
662	Marathon Oil Corp.	24,070
306	Marathon Petroleum Corp.	22,439
166	Murphy Oil Corp.	11,242
129	Newfield Exploration Co.	3,173	*
1,500	NGL Energy Partners LP	43,050
332	Noble Energy, Inc.	20,747
2,000	NuStar GP Holdings LLC	52,100
747	Occidental Petroleum Corp.	66,520
255	Peabody Energy Corp.	4,223
591	Phillips 66	36,347
119	Pioneer Natural Resources Co.	18,416
5,100	PVR Partners LP	131,937
164	QEP Resources, Inc.	5,000
150	Range Resources Corp.	11,865
5,800	Regency Energy Partners LP	162,342
1,600	Southcross Energy Partners LP	36,448
323	Southwestern Energy Co.	12,529	*
2,407	Spectra Energy Corp.	86,628
1,800	Spectra Energy Partners LP	79,542
850	Teekay LNG Partners LP	35,275
1,700	Teekay Offshore Partners LP	53,244
130	Tesoro Corp.	7,391
521	Valero Energy Corp.	18,636
600	Western Gas Partners LP	36,960
3,017	Williams Cos., Inc.	103,091
181	WPX Energy, Inc.	3,477	*
		2,756,983

Paper & Forest Products (0.4%)
1,364	International Paper Co.	65,895

Real Estate Investment Trusts (8.9%)
560	American Campus Communities, Inc.	21,510
1,520	American Residential Properties, Inc.	26,661	*
1,290	American Tower Corp.	91,319
595	AvalonBay Communities, Inc.	80,527
625	Boston Properties, Inc.	66,844
495	Camden Property Trust	34,917
855	Corporate Office Properties Trust	21,785
3,250	Cousins Properties, Inc.	33,312
1,345	DDR Corp.	22,973
670	Digital Realty Trust, Inc.	37,044
1,125	Douglas Emmett, Inc.	28,136
800	DuPont Fabros Technology, Inc.	18,328
525	EastGroup Properties, Inc.	32,477
1,330	Equity Residential	74,480
350	Federal Realty Investment Trust	36,865
2,280	General Growth Properties, Inc.	47,287
1,500	HCP, Inc.	65,805	ØØ
510	Health Care REIT, Inc.	32,890
655	Healthcare Realty Trust, Inc.	16,840
2,300	Host Hotels & Resorts, Inc.	41,078
505	Kilroy Realty Corp.	26,432
365	Macerich Co.	22,648
545	Post Properties, Inc.	25,353
1,730	Prologis, Inc.	66,363
560	Public Storage	89,163
790	Rayonier, Inc.	46,168
780	Simon Property Group, Inc.	124,847
360	SL Green Realty Corp.	32,634
235	Sovran Self Storage, Inc.	16,239
370	Taubman Centers, Inc.	27,091
930	Terreno Realty Corp.	17,056
955	Urstadt Biddle Properties, Inc. Class A	20,170
855	Ventas, Inc.	56,208
520	Vornado Realty Trust	44,101
1,990	Weyerhaeuser Co.	56,516
		1,502,067

Real Estate Management & Development (0.3%)
575	Brookfield Asset Management, Inc. Class A	21,258
1,320	Forest City Enterprises, Inc. Class A	23,126	*
		44,384

Specialty Retail (0.0%)
57	CST Brands, Inc.	1,859	*

Total Common Stocks (Cost $6,201,164)		6,590,952

Principal Amount($)

Government Securities (12.3%)

Sovereign (12.3%)
AUD 44,952	Australia Government Bond, Senior Unsecured Notes, 1.25%, due 2/21/22	41,277	a
AUD 215,000	Australia Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/30	231,913	a
CAD 69,155	Canadian Government Bond, Bonds, 1.50%, due 12/1/44	74,989	a
CAD 74,022	Canadian Government Bond, Bonds, 4.25%, due 12/1/21	94,517	a
EUR 61,966	Deutsche Bundesrepublik Inflation Linked Bond, Bonds, 0.10%, due 4/15/23	82,427	a
EUR 35,463	France Government Bond OAT, Bonds, 0.25%, due 7/25/24	45,114	a
EUR 74,250	France Government Bond OAT, Bonds, 1.80%, due 7/25/40	115,417	a
EUR 37,929	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	41,780	a
EUR 119,236	Italy Buoni Poliennali Del Tesoro, Senior Unsecured Notes, 2.35%, due 9/15/35	136,704	a
EUR 375,784	Italy Buoni Poliennali Del Tesoro, Senior Unsecured Notes, 2.60%, due 9/15/23	478,388	a
SEK 1,185,000	Sweden Government Bond, Bonds, 0.25%, due 6/1/22	178,164	a
GBP 139,212	United Kingdom Gilt Inflation Linked Bonds, 0.13%, due 3/22/24	221,878	a
GBP 131,615	United Kingdom Gilt Inflation Linked Bonds, 0.13%, due 3/22/29	204,338	a
GBP 82,495	United Kingdom Gilt Inflation Linked Bonds, 0.13%, due 3/22/44	125,234	a

Total Government Securities (Cost $2,216,509)		2,072,140

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (14.0%)
277,965	U.S. Treasury Inflation Indexed Bonds, 1.75%, due 1/15/28	312,124
240,586	U.S. Treasury Inflation Indexed Bonds, 2.00%, due 1/15/26	278,948

PRINCIPAL AMOUNT($)

59,671	U.S. Treasury Inflation Indexed Bonds, 2.13%, due 1/15/19	67,983
32,331	U.S. Treasury Inflation Indexed Bonds, 2.13%, due 2/15/40	38,946
253,325	U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/25	304,108
184,436	U.S. Treasury Inflation Indexed Bonds, 2.50%, due 1/15/29	227,520
134,607	U.S. Treasury Inflation Indexed Bonds, 3.88%, due 4/15/29	193,877
257,288	U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/22	255,036
343,108	U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/23	335,146
330,094	U.S. Treasury Inflation Indexed Notes, 1.13%, due 1/15/21	356,682

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $2,557,907)		2,370,370

NUMBER OF SHARES

Mutual Funds (32.3%)
84,322	Neuberger Berman Emerging Markets Equity Fund Institutional Class	1,334,822	§
119,455	Neuberger Berman Floating Rate Income Fund Institutional Class	1,230,381	§
157,332	Neuberger Berman High Income Bond Fund Institutional Class	1,491,506	§
156,565	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	1,393,432	*§

Total Mutual Funds (Cost $5,617,802)		5,450,141

Short-Term Investments (2.4%)
398,695	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $398,695)	398,695

Total Investments (100.0%) (Cost $16,992,077)		16,882,298	##

Cash, receivables and other assets, less liabilities (0.0%)		6,616	±

Total Net Assets (100.0%)		$ 16,888,914

See Notes to Schedule of Investments

JULY 31, 2013

Schedule of Investments Flexible Select Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (85.0%)

Aerospace & Defense (2.9%)
2,492	Boeing Co.	261,909
2,009	General Dynamics Corp.	171,448
1,762	Honeywell International, Inc.	146,211
22	Lockheed Martin Corp.	2,643
170	Precision Castparts Corp.	37,692
315	Raytheon Co.	22,630
299	United Technologies Corp.	31,565
		674,098
Air Freight & Logistics (0.7%)
340	FedEx Corp.	36,040
1,579	United Parcel Service, Inc. Class B	137,057
		173,097
Airlines (0.1%)
1,643	Delta Air Lines, Inc.	34,881	*

Auto Components (0.3%)
485	BorgWarner, Inc.	46,283	*
276	Delphi Automotive PLC	14,827
		61,110
Beverages (1.7%)
761	Anheuser-Busch InBev NV ADR	72,835
415	Beam, Inc.	26,971
3,904	Coca-Cola Co.	156,472
854	Dr Pepper Snapple Group, Inc.	39,916
1,149	PepsiCo, Inc.	95,988
		392,182
Biotechnology (1.5%)
1,124	Amgen, Inc.	121,718
2,268	ARIAD Pharmaceuticals, Inc.	42,139	*
257	Celgene Corp.	37,743	*
496	Regeneron Pharmaceuticals, Inc.	133,950	*
99	Vertex Pharmaceuticals, Inc.	7,900	*
		343,450
Capital Markets (1.0%)
310	BlackRock, Inc.	87,407
573	Franklin Resources, Inc.	28,008
416	Goldman Sachs Group, Inc.	68,236
370	Golub Capital BDC, Inc.	6,727
364	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,321	*
452	Invesco Ltd.	14,550
275	T. Rowe Price Group	20,691
		229,940
Chemicals (2.8%)
519	Agrium, Inc.	44,115
936	Ashland, Inc.	81,282
628	E. I. du Pont de Nemours & Co.	36,230
898	Ecolab, Inc.	82,742
259	International Flavors & Fragrances, Inc.	20,896
399	Methanex Corp.	19,084
832	Minerals Technologies, Inc.	38,272
914	Monsanto Co.	90,285
391	Mosaic Co.	16,066
772	Potash Corp. of Saskatchewan, Inc.	22,388
578	Praxair, Inc.	69,458
453	Scotts Miracle-Gro Co. Class A	22,763
1,028	Sensient Technologies Corp.	45,242
1,002	WR Grace & Co.	76,974	*
		665,797
Commercial Banks (1.0%)
2,304	Itau Unibanco Holding SA ADR, Preference Shares	29,376
131	M&T Bank Corp.	15,309
152	PNC Financial Services Group, Inc.	11,560
1,185	U.S. Bancorp	44,224
3,233	Wells Fargo & Co.	140,635
		241,104
Commercial Services & Supplies (1.4%)
632	Brink's Co.	16,893
4,021	Covanta Holding Corp.	83,677
1,110	Healthcare Services Group, Inc.	27,317
391	Knoll, Inc.	6,459
4,243	Pitney Bowes, Inc.	70,052
527	Stericycle, Inc.	61,101	*
1,310	Tetra Tech, Inc.	30,916	*
1,229	Tyco International Ltd.	42,782
		339,197
Communications Equipment (0.7%)
1,129	Arris Group, Inc.	16,980	*
4,372	Cisco Systems, Inc.	111,705
706	Motorola Solutions, Inc.	38,710
		167,395
Computers & Peripherals (2.2%)
663	Apple, Inc.	300,007
7,039	EMC Corp.	184,070
509	SanDisk Corp.	28,056	*
		512,133
Construction & Engineering (0.2%)
306	Chicago Bridge & Iron Co. NV	18,232
1,220	Quanta Services, Inc.	32,708	*
		50,940
Consumer Finance (0.8%)
2,479	American Express Co.	182,876

Containers & Packaging (0.8%)
530	Avery Dennison Corp.	23,707
294	Crown Holdings, Inc.	12,886	*
499	Packaging Corp. of America	26,841
4,963	Sealed Air Corp.	135,192
		198,626
Diversified Consumer Services (0.2%)
937	Sotheby's	42,165

Diversified Financial Services (1.6%)
741	Citigroup, Inc.	38,636
968	CME Group, Inc.	71,613
249	IntercontinentalExchange, Inc.	45,430	*
3,981	JPMorgan Chase & Co.	221,861
		377,540
Diversified Telecommunication Services (0.5%)
930	AT&T, Inc.	32,801
1,095	BCE Inc.	45,212
12,861	Singapore Telecommunications Ltd.	39,772
		117,785
Electric Utilities (1.7%)
111	El Paso Electric Co.	4,192
3,898	Great Plains Energy, Inc.	94,293
733	ITC Holdings Corp.	67,267
1,724	NextEra Energy, Inc.	149,316
856	Northeast Utilities	38,015
502	OGE Energy Corp.	18,775
301	Pinnacle West Capital Corp.	17,729
		389,587
Electrical Equipment (0.4%)
1,278	ABB Ltd. ADR	28,167	*
305	Eaton Corp. PLC	21,030
378	Rockwell Automation, Inc.	36,609
145	Roper Industries, Inc.	18,264
		104,070
Electronic Equipment, Instruments & Components (0.5%)
3,488	Corning, Inc.	52,983
448	Dolby Laboratories, Inc. Class A	14,735
843	National Instruments Corp.	23,764
768	Universal Display Corp.	22,233	*
		113,715
Energy Equipment & Services (2.3%)
481	Cameron International Corp.	28,523	*
415	Dresser-Rand Group, Inc.	25,261	*
646	Ensco PLC Class A	37,042
372	FMC Technologies, Inc.	19,828	*
487	Halliburton Co.	22,008
960	Rowan Cos. PLC Class A	32,976	*
3,906	Schlumberger Ltd.	317,675
75	SEACOR Holdings, Inc.	6,567
1,358	Seadrill Ltd.	57,959
		547,839
Food & Staples Retailing (1.2%)
391	Costco Wholesale Corp.	45,860
869	CVS Caremark Corp.	53,435
1,763	Safeway, Inc.	45,468
2,687	Walgreen Co.	135,022
		279,785
Food Products (2.9%)
585	Bunge Ltd.	44,466
2,358	ConAgra Foods, Inc.	85,383
399	Kellogg Co.	26,430
2,151	Kraft Foods Group, Inc.	121,704
244	McCormick & Co., Inc.	17,473
443	Mead Johnson Nutrition Co.	32,268
3,098	Mondelez International, Inc. Class A	96,874
943	Nestle SA ADR	64,100
3,034	Unilever NV	121,390
3,217	WhiteWave Foods Co. Class A	60,126	*
		670,214
Gas Utilities (0.2%)
586	National Fuel Gas Co.	37,990

Health Care Equipment & Supplies (2.5%)
426	Abbott Laboratories	15,604
242	Baxter International, Inc.	17,676
191	Becton, Dickinson & Co.	19,811
829	C.R. Bard, Inc.	95,003
250	Cooper Cos., Inc.	31,838
1,124	Covidien PLC	69,272
542	Edwards Lifesciences Corp.	38,688	*
846	Hill-Rom Holdings, Inc.	31,361
864	IDEXX Laboratories, Inc.	84,663	*
1,316	Medtronic, Inc.	72,696
790	Sirona Dental Systems, Inc.	55,774	*
249	Varian Medical Systems, Inc.	18,053	*
126	West Pharmaceutical Services, Inc.	9,294
280	Zimmer Holdings, Inc.	23,374
		583,107
Health Care Providers & Services (2.0%)
1,712	Cardinal Health, Inc.	85,754
254	DaVita HealthCare Partners, Inc.	29,568	*
2,264	Express Scripts Holding Co.	148,406	*
1,036	HCA Holdings, Inc.	40,404
529	Henry Schein, Inc.	54,926	*
365	McKesson Corp.	44,771
1,520	VCA Antech, Inc.	43,715	*
325	WellPoint Inc.	27,807
		475,351
Health Care Technology (0.1%)
944	Allscripts Healthcare Solutions, Inc.	14,925	*

Hotels, Restaurants & Leisure (1.9%)
1,503	Arcos Dorados Holdings, Inc. Class A	18,126
746	Darden Restaurants, Inc.	36,591
1,500	Dunkin' Brands Group, Inc.	64,800
923	Hyatt Hotels Corp. Class A	41,766	*
772	Las Vegas Sands Corp.	42,900
1,770	McDonald's Corp.	173,602
503	Starbucks Corp.	35,834
3,637	Wendy's Co.	25,859
		439,478
Household Durables (0.6%)
709	Lennar Corp. Class A	24,014
1,937	Newell Rubbermaid, Inc.	52,338
1,200	Toll Brothers, Inc.	39,444	*
193	Tupperware Brands Corp.	16,266
		132,062
Household Products (1.5%)
807	Church & Dwight Co., Inc.	51,406
266	Colgate-Palmolive Co.	15,925
3,504	Procter & Gamble Co.	281,371
		348,702
Independent Power Producers & Energy Traders (0.3%)
2,682	AES Corp.	33,364
2,252	Calpine Corp.	45,063	*
		78,427
Industrial Conglomerates (1.7%)
1,315	3M Co.	154,420
1,719	Danaher Corp.	115,758
4,227	General Electric Co.	103,012
577	Koninklijke Philips NV	18,343
		391,533
Insurance (3.0%)
699	Allstate Corp.	35,635
1,625	American International Group, Inc.	73,954	*
981	Aon PLC	66,218
190	Assurant, Inc.	10,290
1,415	Berkshire Hathaway, Inc. Class B	163,956	*
66	Enstar Group Ltd.	9,483	*
363	Lincoln National Corp.	15,126
207	Loews Corp.	9,429
946	Marsh & McLennan Cos., Inc.	39,609
1,108	MetLife, Inc.	53,649
1,784	Progressive Corp.	46,402
801	Reinsurance Group of America, Inc.	54,540
199	Torchmark Corp.	14,145
1,140	Travelers Cos., Inc.	95,247
901	Unum Group	28,508
		716,191
Internet & Catalog Retail (0.3%)
237	Amazon.com, Inc.	71,389	*

Internet Software & Services (1.8%)
2,101	eBay, Inc.	108,601	*
701	Facebook, Inc. Class A	25,818	*
315	Google, Inc. Class A	279,594	*
561	Yahoo! Inc.	15,758	*
		429,771
IT Services (3.1%)
295	Accenture PLC Class A	21,774
1,992	Amdocs Ltd.	76,632
545	Automatic Data Processing, Inc.	39,289
255	Fiserv, Inc.	24,541	*
1,708	Genpact Ltd.	34,826
1,885	IBM Corp.	367,651
58	MasterCard, Inc. Class A	35,416
857	VeriFone Systems, Inc.	16,343	*
635	Visa, Inc. Class A	112,401
		728,873
Leisure Equipment & Products (0.4%)
1,617	Mattel, Inc.	67,962
342	Polaris Industries, Inc.	38,352
		106,314
Life Sciences Tools & Services (0.1%)
377	Charles River Laboratories International, Inc.	17,169	*
93	Thermo Fisher Scientific, Inc.	8,473
		25,642
Machinery (1.0%)
449	Deere & Co.	37,299
291	Dover Corp.	24,921
346	Ingersoll-Rand PLC	21,123
275	Kubota Corp. ADR	20,050
387	Mueller Industries, Inc.	21,242
314	Pall Corp.	21,968
1,200	Pentair Ltd.	73,296
81	Valmont Industries, Inc.	11,311
		231,210
Media (3.1%)
1,366	Comcast Corp. Class A	61,579
1,315	Comcast Corp. Class A Special	56,690
352	Discovery Communications, Inc. Class C	25,576	*
1,101	Gannett Co., Inc.	28,362
442	Lions Gate Entertainment Corp.	14,378	*
2,221	News Corp. Class A	35,380	*
578	Omnicom Group, Inc.	37,148
2,276	Pearson PLC	46,742
1,258	Pearson PLC ADR	25,814
2,733	Regal Entertainment Group Class A	51,517
415	Scripps Networks Interactive, Inc. Class A	29,370
362	Thomson Reuters Corp.	12,319
318	Time Warner, Inc.	19,799
1,402	Twenty-First Century Fox, Inc.	41,892
1,790	Viacom, Inc. Class B	130,258
1,820	Walt Disney Co.	117,663
		734,487
Metals & Mining (0.6%)
633	Allegheny Technologies, Inc.	17,452
1,202	Carpenter Technology Corp.	62,840
1,439	Goldcorp, Inc.	40,623
541	Nucor Corp.	25,308
		146,223
Multi-Utilities (1.5%)
1,088	Alliant Energy Corp.	57,631
471	Ameren Corp.	16,866
3,130	CenterPoint Energy, Inc.	77,687
454	Dominion Resources, Inc.	26,927
2,111	NiSource, Inc.	64,850
768	Sempra Energy	67,300
1,119	Wisconsin Energy Corp.	48,654
		359,915
Multiline Retail (0.6%)
553	Kohl's Corp.	29,298
728	Macy's, Inc.	35,191
149	Nordstrom, Inc.	9,125
979	Target Corp.	69,754
		143,368
Office Electronics (0.1%)
1,302	Xerox Corp.	12,629

Oil, Gas & Consumable Fuels (9.1%)
1,857	Anadarko Petroleum Corp.	164,382
120	Apache Corp.	9,630
791	ARC Resources Ltd.	20,064
1,870	BG Group PLC	33,753
343	BG Group PLC ADR	6,171
2,509	Cabot Oil & Gas Corp.	190,232
2,686	Cenovus Energy, Inc.	79,506
135	Cheniere Energy, Inc.	3,857	*
453	Chevron Corp.	57,028
704	ConocoPhillips	45,661
153	Continental Resources, Inc.	14,122	*
2,804	Denbury Resources, Inc.	49,070	*
336	Devon Energy Corp.	18,483
1,704	Enbridge Inc.	75,743
1,398	EOG Resources, Inc.	203,395
1,282	Exxon Mobil Corp.	120,187
318	GasLog Ltd.	4,420
1,771	Kinder Morgan, Inc.	66,873
3,194	Occidental Petroleum Corp.	284,426
1,062	Pioneer Natural Resources Co.	164,355
622	QEP Resources, Inc.	18,965
3,928	Range Resources Corp.	310,705
1,118	Southwestern Energy Co.	43,367	*
549	Spectra Energy Corp.	19,758
361	Statoil ASA ADR	7,794
367	Targa Resources Corp.	25,018
2,139	Teekay Corp.	84,854
329	Whiting Petroleum Corp.	16,934	*
		2,138,753
Paper & Forest Products (0.1%)
691	International Paper Co.	33,382

Personal Products (0.4%)
794	Estee Lauder Cos., Inc. Class A	52,126
393	Nu Skin Enterprises, Inc. Class A	32,871
		84,997
Pharmaceuticals (6.0%)
1,189	AbbVie, Inc.	54,076
1,337	AstraZeneca PLC ADR	67,813
6,535	Bristol-Myers Squibb Co.	282,573
3,381	Johnson & Johnson	316,123
516	Merck & Co., Inc.	24,856
2,804	Novartis AG ADR	200,794
11,521	Pfizer, Inc.	336,759
123	Roche Holding AG	30,303
978	Roche Holding AG ADR	59,961
358	Sanofi ADR	18,430
567	Teva Pharmaceutical Industries Ltd. ADR	22,510
		1,414,198
Professional Services (1.0%)
38	Barrett Business Services, Inc.	2,670
284	IHS Inc. Class A	31,177	*
4,285	Nielsen Holdings NV	143,205
973	Verisk Analytics, Inc. Class A	62,622	*
		239,674
Real Estate Investment Trusts (2.9%)
771	American Campus Communities, Inc.	29,614
1,743	American Tower Corp.	123,387
1,099	Ares Commercial Real Estate Corp.	14,441
388	Corrections Corporation of America	12,823
866	Equity Residential	48,496
792	General Growth Properties, Inc.	16,426
874	HCP, Inc.	38,342
1,334	Plum Creek Timber Co., Inc.	65,073
813	Prologis, Inc.	31,187
205	Public Storage	32,640
130	Simon Property Group, Inc.	20,808
3,747	Starwood Property Trust, Inc.	95,174
591	Ventas, Inc.	38,852
608	Vornado Realty Trust	51,564
2,135	Weyerhaeuser Co.	60,634
		679,461
Real Estate Management & Development (0.2%)
947	Brookfield Asset Management, Inc. Class A	35,010
169	Gladstone Land Corp.	2,679
		37,689
Road & Rail (1.5%)
38	Canadian National Railway Co.	3,795
489	Canadian Pacific Railway Ltd.	60,088
2,334	CSX Corp.	57,907
2,313	Hertz Global Holdings, Inc.	59,236	*
503	J.B. Hunt Transport Services, Inc.	37,690
163	Kansas City Southern	17,563
955	Norfolk Southern Corp.	69,868
260	Union Pacific Corp.	41,233
		347,380
Semiconductors & Semiconductor Equipment (1.3%)
3,052	Altera Corp.	108,529
404	ASML Holding NV	36,320
1,810	Intel Corp.	42,173
2,807	Texas Instruments, Inc.	110,034
		297,056
Software (2.6%)
2,740	Activision Blizzard, Inc.	49,265
151	ANSYS, Inc.	12,056	*
240	Check Point Software Technologies Ltd.	13,514	*
996	Intuit, Inc.	63,664
10,216	Microsoft Corp.	325,175
1,076	NICE-Systems Ltd. ADR	41,652
1,298	Nuance Communications, Inc.	24,351	*
2,290	Oracle Corp.	74,082
		603,759
Specialty Retail (2.1%)
1,383	Bed Bath & Beyond, Inc.	105,758	*
1,185	Best Buy Co., Inc.	35,657
1,329	Home Depot, Inc.	105,031
465	L Brands, Inc.	25,933
584	PetSmart, Inc.	42,760
1,434	Staples, Inc.	24,407
734	Tiffany & Co.	58,360
1,400	Tile Shop Holdings, Inc.	39,802	*
331	TJX Cos., Inc.	17,225
497	Urban Outfitters, Inc.	21,152	*
771	Zale Corp.	7,155	*
		483,240
Textiles, Apparel & Luxury Goods (0.6%)
91	Deckers Outdoor Corp.	4,990	*
680	Hanesbrands, Inc.	43,153
436	Luxottica Group SpA ADR	22,890
333	NIKE, Inc. Class B	20,952
194	PVH Corp.	25,567
374	Wolverine World Wide, Inc.	21,509
		139,061
Thrifts & Mortgage Finance (0.2%)
1,153	New York Community Bancorp, Inc.	17,491
1,495	People's United Financial, Inc.	22,425
		39,916
Tobacco (0.6%)
436	Altria Group, Inc.	15,286
693	Lorillard, Inc.	29,473
1,098	Philip Morris International, Inc.	97,920
		142,679
Trading Companies & Distributors (0.1%)
179	United Rentals, Inc.	10,260	*
92	W.W. Grainger, Inc.	24,117
		34,377
Water Utilities (0.2%)
917	American Water Works Co., Inc.	39,138

Wireless Telecommunication Services (0.3%)
244	Philippine Long Distance Telephone Co. ADR	17,197
311	SBA Communications Corp. Class A	23,042	*
1,103	Vodafone Group PLC ADR	33,035
		73,274
Total Common Stocks (Cost $19,348,963)		19,945,147

Preferred Stocks (0.2%)

Commercial Banks (0.1%)
445	U.S. Bancorp, Ser. G, 6.00%	11,859
721	U.S. Bancorp, Ser. F, 6.50%	19,424
		31,283
Marine (0.1%)
555	Seaspan Corp., Ser. C, 9.50%	14,941

Total Preferred Stocks (Cost $48,642)		46,224

Exchange Traded Funds (0.2%)
107	iShares Nasdaq Biotechnology ETF	21,168
47	ProShares UltraShort 20+ Year Treasury	3,539	*
268	SPDR Gold Shares	34,293	*

Total Exchange Traded Funds (Cost $58,661)		59,000

Mutual Funds (7.4%)
207	Central Fund of Canada Ltd. Class A	2,971
168,009	Neuberger Berman Core Bond Fund Institutional Class	1,732,170	§

Total Mutual Funds (Cost $1,775,475)		1,735,141

Short-Term Investments (6.9%)
1,623,958	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $1,623,958)	1,623,958

Total Investments (99.7%) (Cost $22,855,699)		23,409,470	##

Cash, receivables and other assets, less liabilities (0.3%)		67,566

Total Net Assets (100.0%)		$23,477,036

See Notes to Schedule of Investments

JULY 31, 2013

Schedule of Investments Global Allocation Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Long Positions (92.8%)

Common Stocks (24.5%)

Australia (0.3%)
92,712	Arrium Ltd.	82,918
9,167	Seven West Media Ltd.	17,633
		100,551
Belgium (1.1%)
1,775	Ageas	71,066
8,425	KBC Ancora	174,848	*
3,156	KBC Groep NV	126,587
		372,501
Bermuda (1.6%)
5,213	Argo Group International Holdings Ltd.	232,760
5,857	Assured Guaranty Ltd.	126,746
163,790	K Wah International Holdings Ltd.	74,761
8,154	Maiden Holdings Ltd.	99,153	È
		533,420
Canada (0.8%)
18,071	Alacer Gold Corp.	42,754
14,531	Nevsun Resources Ltd.	48,951
2,965	Norbord, Inc.	93,675
13,331	Petrominerales Ltd.	72,554
		257,934
France (0.1%)
902	Boiron SA	48,311

Greece (2.2%)
44,012	Hellenic Telecommunications Organization SA	398,149	*
9,008	JUMBO SA	95,870	*
22,958	Public Power Corp. SA	237,924
		731,943
Italy (0.7%)
14,534	ASTM SpA	165,510	*
1,460	Safilo Group SpA	29,931	*
1,484	Societa Cattolica di Assicurazioni SCRL	33,266
		228,707
Japan (0.9%)
8,800	Chiba Kogyo Bank Ltd.	64,712	*
6,900	Marusan Securities Co. Ltd.	49,261
50,000	Oita Bank Ltd.	149,117
3,000	Okasan Securities Group, Inc.	25,952
		289,042
Switzerland (0.3%)
498	Swiss Life Holding AG	89,435	*

United Kingdom (3.6%)
13,364	Barratt Developments PLC	66,276	*
55,146	Bumi PLC	184,560	*
19,031	easyJet PLC	408,787
40,753	Northgate PLC	241,782
62,175	Pace PLC	295,007
4,193	Paragon Group of Cos. PLC	20,545
		1,216,957
United States (12.9%)
3,878	American Equity Investment Life Holding Co.	70,579	È
7,279	AMN Healthcare Services, Inc.	107,583	*
1,560	Bridgepoint Education, Inc.	25,147	*È
10,136	CNO Financial Group, Inc.	144,742
593	CVR Energy, Inc.	27,984	È
2,963	Delek US Holdings, Inc.	89,631
3,306	Delta Air Lines, Inc.	70,186	*
17,327	Ferro Corp.	113,145	*
12,906	Genworth Financial, Inc. Class A	167,649	*
2,953	Greenbrier Cos., Inc.	67,535	*È
28,031	Harbinger Group, Inc.	223,127	*È
15,925	Headwaters, Inc.	150,173	*È
11,732	Horace Mann Educators Corp.	332,485
8,201	Lincoln National Corp.	341,736
559	National Interstate Corp.	15,233	È
11,404	Parker Drilling Co.	69,222	*È
6,166	Piper Jaffray Cos.	206,869	*È
17,501	Quad/Graphics, Inc.	490,728	È
1,573	Questcor Pharmaceuticals, Inc.	105,108	È
37,590	Republic Airways Holdings, Inc.	516,111	*
10,504	Sanmina Corp.	172,896	*
13,864	SkyWest, Inc.	209,624
12,190	Tutor Perini Corp.	241,118	*
5,750	Walker & Dunlop, Inc.	106,030	*È
7,609	Western Refining, Inc.	229,259	È
		4,293,900
Total Common Stocks (Cost $6,845,077)		8,162,701

Rights (0.0%)

Italy (0.0%)
14,534	ASTM SpA Exp. 8/23/13 (Cost $0)	4,911	*

Short-Term Investments (68.3%)
22,800,912	State Street Institutional Government Money Market Fund Institutional Class (Cost $22,800,912)
		22,800,912	ØØ

Total Long Positions (92.8%) (Cost $29,645,989)		30,968,524	##

Cash, receivables and other assets, less liabilities (28.9%)		9,637,606	±

Short Positions (see summary below) ((21.7)%)		(7,244,675)

Total Net Assets (100.0%)		$33,361,455

Short Positions ((21.7)%)

Common Stocks Sold Short (21.4%)‡

Australia (0.3%)
(3,274)	Echo Entertainment Group Ltd.	(7,710)
(14,540)	Transurban Group	(88,610)
(10,394)	Whitehaven Coal Ltd.	(18,358)
		(114,678)
Austria (0.1%)
(6,052)	Telekom Austria AG	(42,068)

Canada (0.9%)
(6,021)	MEG Energy Corp.	(183,895	)*
(3,241)	Bonavista Energy Corp.	(40,643)
(1,903)	Detour Gold Corp.	(18,899	)*
(6,581)	Turquoise Hill Resources Ltd.	(26,334	)*
(736)	Ultra Petroleum Corp.	(15,934	)*
		(285,705)
China (0.2%)
(6,400)	ASM Pacific Technology Ltd.	(69,565)

Finland (1.2%)
(4,455)	Nokian Renkaat Oyj	(197,893)
(32,861)	Rautaruukki Oyj	(192,790)
		(390,683)
France (0.8%)
(3,631)	Beneteau SA	(48,595	)*
(1,966)	Technip SA	(216,953)
		(265,548)
Germany (0.3%)
(4,346)	ThyssenKrupp AG	(94,531	)*

Ireland (0.7%)
(15,625)	Elan Corp. PLC	(240,710	)*

Japan (1.0%)
(8,000)	Advantest Corp.	(104,668)
(21,000)	Dainippon Screen Manufacturing Co. Ltd.	(116,464	)*
(2,800)	Tokyo Electron Ltd.	(127,689)
		(348,821)
Netherlands (0.3%)
(1,886)	Fugro NV	(114,914)

Switzerland (0.3%)
(718)	Kuehne + Nagel International AG	(86,894)

United Kingdom (2.5%)
(11,103)	Aggreko PLC	(300,650)
(2,315)	Dialog Semiconductor PLC	(38,266	)*
(27,987)	Imagination Technologies Group PLC	(100,094	)*
(79,843)	Salamander Energy PLC	(145,025	)*
(15,777)	Tullow Oil PLC	(249,128)
		(833,163)
United States (12.8%)
(5,972)	Allied Nevada Gold Corp.	(39,833	)*
(6,434)	Altera Corp.	(228,793)
(1,777)	AvalonBay Communities, Inc.	(240,499)
(3,049)	Boston Properties, Inc.	(326,091)
(8,833)	Broadcom Corp. Class A	(243,526)
(3,089)	Chart Industries, Inc.	(351,219	)*
(684)	Clean Harbors, Inc.	(38,605	)*
(8,795)	CONSOL Energy, Inc.	(272,909)
(24,319)	Cypress Semiconductor Corp.	(310,554	)*
(4,149)	Digital Realty Trust, Inc.	(229,398)
(1,886)	Dollar Tree, Inc.	(101,184	)*
(1,433)	Equity Residential	(80,248)
(19,405)	Groupon, Inc.	(171,928	)*
(23,007)	Halcon Resources Corp.	(126,078	)*
(13,953)	Halozyme Therapeutics, Inc.	(118,740	)*
(11,112)	Idenix Pharmaceuticals, Inc.	(43,670	)*
(13,868)	InterMune, Inc.	(215,093	)*
(2,852)	InvenSense, Inc.	(50,423	)*
(51,848)	Magnum Hunter Resources Corp.	(198,578	)*
(6,703)	MAKO Surgical Corp.	(94,110	)*
(784)	Monster Beverage Corp.	(47,816	)*
(489)	Netflix, Inc.	(119,424	)*
(14,057)	Peabody Energy Corp.	(232,784)
(1,272)	Tempur Sealy International, Inc.	(50,435	)*
(10,598)	UDR, Inc.	(265,374)
(1,009)	Walter Energy, Inc.	(11,291)
(16,448)	Zynga, Inc. Class A	(49,015	)*
		(4,257,618)

Total Common Stocks Sold Short (Proceeds $(7,224,649))		(7,144,898)

Preferred Stocks Sold Short (0.3%)

France (0.3%)
(1,041)	ICADE (Proceeds $(91,275))	(93,937)

Warrants Sold Short (0.0%)

United States (0.0%)
(2,781)	Gulf Coast Ultra Deep Royalty Trust (Proceeds $(5,409))	(5,840	)*

Total Short Positions (Proceeds $(7,321,333))		(7,244,675)

See Notes to Schedule of Investments

LONG POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Energy Equipment & Services	$1,827,352	5.4%
Insurance	1,610,464	4.8%
Airlines	688,597	2.1%
Oil, Gas & Consumable Fuels	603,988	1.8%
Commercial Services & Supplies	490,728	1.5%
Diversified Telecommunication	398,149	1.2%
Household Durables	295,007	0.9%
Road & Rail	241,782	0.7%
Energy	237,924	0.7%
Food Products	223,127	0.7%
Diversified Financial Services	174,848	0.5%
Metals & Mining	174,623	0.5%
Transportation Infrastructure	170,421	0.5%
Pharmaceuticals	153,419	0.5%
Commercial Banks	126,587	0.4%
Thrifts & Mortgage Finance	126,575	0.4%
Chemicals	113,145	0.3%
Health Products & Services	107,583	0.3%
Specialty Retail	95,870	0.3%
Paper & Forest Products	93,675	0.3%
Real Estate Management & Development	74,761	0.2%
Home Builders	66,276	0.2%
Textiles, Apparel & Luxury Goods	29,931	0.1%
Diversified Consumer Services	25,147	0.1%
Media	17,633	0.1%
Short-Term Investments and Other Assets-Net	32,438,518	97.2%
Short Positions (see summary below)	(7,244,675)	(21.7)%

	$33,361,455	100.0%
SHORT POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$(1,483,333)	(4.4)%
Semiconductors & Semiconductor Equipment	(1,339,618)	(4.0)%
Real Estate Investment Trusts	(1,235,547)	(3.7)%
Biotechnology	(618,213)	(1.9)%
Metals & Mining	(383,678)	(1.2)%
Machinery	(351,219)	(1.1)%
Commercial Services & Supplies	(339,255)	(1.0)%
Energy Equipment & Services	(331,867)	(1.0)%
Internet & Catalog Retail	(291,352)	(0.9)%
Auto Components	(197,893)	(0.6)%
Multiline Retail	(101,184)	(0.3)%
Health Care Equipment & Supplies	(94,110)	(0.3)%
Transportation Infrastructure	(88,610)	(0.3)%
Marine	(86,894)	(0.3)%
Household Durables	(50,435)	(0.2)%
Electronic Equipment, Instruments & Components	(50,423)	(0.1)%
Software	(49,015)	(0.1)%
Leisure Equipment & Products	(48,595)	(0.1)%
Beverages	(47,816)	(0.1)%
Diversified Telecommunication	(42,068)	(0.1)%
Hotels, Restaurants & Leisure	(7,710)	(0.0)%
Oil & Gas	(5,840)	(0.0)%

Total Common Stocks Sold Short	$(7,244,675)	(21.7)%

JULY 31, 2013

Schedule of Investments Long Short Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Long Positions (99.0%)

Common Stocks (62.9%)

Aerospace & Defense (1.6%)
55,500	Boeing Co.	5,833,050
59,000	Precision Castparts Corp.	13,081,480
		18,914,530
Air Freight & Logistics (0.6%)
76,300	United Parcel Service, Inc. Class B	6,622,840

Airlines (1.7%)
934,200	Delta Air Lines, Inc.	19,833,066	*

Automobiles (0.3%)
99,800	General Motors Co.	3,579,826	*

Biotechnology (0.3%)
45,400	Vertex Pharmaceuticals, Inc.	3,622,920	*

Building Products (0.4%)
272,500	Ply Gem Holdings, Inc.	5,106,650	*

Capital Markets (0.5%)
21,800	BlackRock, Inc.	6,146,728

Chemicals (0.7%)
95,400	Ashland, Inc.	8,284,536

Commercial Banks (1.2%)
254,000	Fifth Third Bancorp	4,884,420
160,900	U.S. Bancorp	6,004,788
84,600	Wells Fargo & Co.	3,680,100
		14,569,308
Commercial Services & Supplies (0.7%)
267,300	Copart, Inc.	8,689,923	*

Communications Equipment (0.7%)
231,500	Cisco Systems, Inc.	5,914,825
99,600	Juniper Networks, Inc.	2,158,332	*
		8,073,157
Computers & Peripherals (1.9%)
13,800	Apple, Inc.	6,244,500
893,700	Dell, Inc.	11,323,179
93,815	SanDisk Corp.	5,171,083	*Ø
		22,738,762
Consumer Finance (0.1%)
62,000	SLM Corp.	1,532,020

Containers & Packaging (0.6%)
204,400	MeadWestvaco Corp.	7,552,580

Diversified Consumer Services (0.4%)
143,169	K12, Inc.	4,452,556	*

Diversified Financial Services (1.8%)
183,900	Citigroup, Inc.	9,588,546
84,400	CME Group, Inc.	6,243,912
93,000	JPMorgan Chase & Co.	5,182,890
		21,015,348
Electric Utilities (2.9%)
711,210	Brookfield Infrastructure Partners LP	26,513,909
135,000	Northeast Utilities	5,995,350
48,300	NRG Yield, Inc. Class A	1,376,550	*
		33,885,809
Electronic Equipment, Instruments & Components (0.3%)
51,000	Amphenol Corp. Class A	4,006,560

Food & Staples Retailing (0.4%)
84,000	Walgreen Co.	4,221,000

Health Care Equipment & Supplies (1.9%)
115,200	C.R. Bard, Inc.	13,201,920
132,800	Sirona Dental Systems, Inc.	9,375,680	*
		22,577,600
Health Care Providers & Services (2.1%)
450,200	Accretive Health, Inc.	4,492,996	*
179,300	DaVita HealthCare Partners, Inc.	20,872,313	*
		25,365,309
Hotels, Restaurants & Leisure (2.5%)
334,500	Arcos Dorados Holdings, Inc. Class A	4,034,070
413,300	Dunkin' Brands Group, Inc.	17,854,560
50,000	McDonald's Corp.	4,904,000
43,700	Wyndham Worldwide Corp.	2,722,510
		29,515,140
Household Durables (1.3%)
344,400	Lennar Corp. Class A	11,664,828
140,000	Newell Rubbermaid, Inc.	3,782,800
		15,447,628
Household Products (0.5%)
68,200	Procter & Gamble Co.	5,476,460

Independent Power Producers & Energy Traders (0.1%)
35,700	Brookfield Renewable Energy Partners LP	975,681

Internet & Catalog Retail (1.9%)
523,898	Vipshop Holdings Ltd. ADS	22,066,584	*

Internet Software & Services (2.7%)
245,100	eBay, Inc.	12,669,219	*
226,800	Facebook, Inc. Class A	8,353,044	*
12,000	Google, Inc. Class A	10,651,200	*
		31,673,463
IT Services (3.0%)
925,000	Genpact Ltd.	18,860,750
96,600	Visa, Inc. Class A	17,099,166
		35,959,916
Machinery (0.4%)
80,800	Ingersoll-Rand PLC	4,932,840

Metals & Mining (0.4%)
255,500	Steel Dynamics, Inc.	3,975,580
75,200	Walter Energy, Inc.	841,488
		4,817,068
Multi-Utilities (0.8%)
114,200	NiSource, Inc.	3,508,224
138,000	Wisconsin Energy Corp.	6,000,240
		9,508,464
Multiline Retail (0.6%)
92,000	Target Corp.	6,555,000

Oil, Gas & Consumable Fuels (5.0%)
731,600	Alpha Natural Resources, Inc.	3,979,904	*
62,200	Cabot Oil & Gas Corp.	4,716,004
520,800	Enbridge, Inc.	23,149,560
1,112,200	Forest Oil Corp.	5,694,464	*
39,500	MarkWest Energy Partners LP	2,773,295
257,700	Peabody Energy Corp.	4,267,512
34,200	Pioneer Natural Resources Co.	5,292,792
231,461	Teekay Corp.	9,182,058
		59,055,589
Paper & Forest Products (0.7%)
165,800	International Paper Co.	8,009,798

Personal Products (0.7%)
120,000	Estee Lauder Cos., Inc. Class A	7,878,000

Pharmaceuticals (1.2%)
238,000	Bristol-Myers Squibb Co.	10,291,120
136,500	Pfizer, Inc.	3,989,895
		14,281,015
Professional Services (1.8%)
375,000	Nielsen Holdings NV	12,532,500
131,242	Verisk Analytics, Inc. Class A	8,446,735	*
		20,979,235
Real Estate Investment Trusts (2.1%)
215,000	General Growth Properties, Inc.	4,459,100
718,000	Weyerhaeuser Co.	20,391,200
		24,850,300
Real Estate Management & Development (1.0%)
278,000	Brookfield Asset Management, Inc. Class A	10,277,660
34,011	Brookfield Property Partners LP	707,769
52,000	Forest City Enterprises, Inc. Class A	911,040	*
		11,896,469
Road & Rail (1.2%)
120,000	Canadian Pacific Railway Ltd.	14,745,600

Semiconductors & Semiconductor Equipment (1.0%)
333,800	Altera Corp.	11,869,928

Software (0.9%)
473,200	Activision Blizzard, Inc.	8,508,136
46,100	MICROS Systems, Inc.	2,246,453	*
		10,754,589
Specialty Retail (5.1%)
147,222	Asbury Automative Group, Inc.	7,190,322	*
156,000	Home Depot, Inc.	12,328,680
132,200	Monro Muffler Brake, Inc.	5,685,922
338,000	PetSmart, Inc.	24,748,360
163,100	Sally Beauty Holdings, Inc.	4,976,181	*
49,100	Tractor Supply Co.	5,947,483
		60,876,948
Textiles, Apparel & Luxury Goods (3.1%)
51,000	Lululemon Athetica, Inc.	3,548,070	*
104,900	Michael Kors Holdings Ltd.	7,063,966	*
174,000	PVH Corp.	22,931,460
59,700	Wolverine World Wide, Inc.	3,433,347
		36,976,843
Tobacco (1.6%)
249,500	Lorillard, Inc.	10,611,235
96,700	Philip Morris International, Inc.	8,623,706
		19,234,941
Transportation Infrastructure (0.5%)
295,400	Wesco Aircraft Holdings, Inc.	5,780,978	*

Water Utilities (1.1%)
314,100	American Water Works Co., Inc.	13,405,788

Wireless Telecommunication Services (0.6%)
98,300	SBA Communications Corp. Class A	7,283,047	*

Total Common Stocks (Cost $691,699,359)		745,598,340

Preferred Stocks (0.3%)

Automobiles (0.1%)
16,200	General Motors Co., Ser. B, 4.75%	809,028

Banks (0.2%)
79,000	GMAC Capital Trust I, Ser. 2, 8.13%	2,097,450

Diversified Financial Services (0.0%)
2,600	Citigroup Capital XIII, 7.88%	71,500

Total Preferred Stocks (Cost $2,723,021)		2,977,978

Principal Amount($)

Corporate Debt Securities (12.2%)

Airlines (0.7%)
8,250,000	United Continental Holdings, Inc., Guaranteed Notes , 6.38%, due 6/1/2018	8,332,500

Auto Manufacturers (0.6%)
6,620,000	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	7,364,750

Auto Parts & Equipment (1.1%)
5,080,000	American Axle & Manufacturing, Inc., Guaranteed Notes, 6.63%, due 10/15/22	5,372,100
1,600,000	The Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	1,674,000
5,730,000	The Goodyear Tire & Rubber Co., Guaranteed Notes, 7.00%, due 5/15/22	6,088,125
		13,134,225
Building Materials (0.0%)
100,000	Masco Corp., Senior Unsecured Notes, 5.95%, due 3/15/22	107,000

Coal (1.4%)
5,985,000	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	6,164,550
12,211,000	Arch Coal, Inc., Guaranteed Notes, 7.00%, due 6/15/19	9,982,492
650,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	526,500
		16,673,542
Computers (0.4%)
4,925,000	Apple, Inc., Senior Unsecured Notes, 3.85%, due 5/4/43	4,283,987

Diversified Financial Services (0.5%)
1,490,000	E*TRADE Financial Corp., Senior Unsecured Notes, 6.38%, due 11/15/19	1,583,125
705,000	E*TRADE Financial Corp., Senior Unsecured Notes, 6.75%, due 6/1/16	745,538
100,000	SLM Corp., Senior Unsecured Medium Term Notes, 6.00%, due, 1/25/17	106,250
3,050,000	SLM Corp., Senior Unsecured Notes, 5.50%, due 1/25/23	2,855,184
		5,290,097
Electric (0.8%)
9,510,000	DPL, Inc., Senior Unsecured Notes, 7.25%, due 10/15/21	9,842,850

Entertainment (0.0%)
175,000	Regal Entertainment Group, Guaranteed Notes, 9.13%, due 8/15/18	193,375

Food (0.0%)
260,000	Smithfield Foods, Inc., Senior Unsecured Notes, 6.63%, due 8/15/22	274,950

Healthcare-Services (0.9%)
10,291,000	CHS/Community Health Systems, Inc., Guaranteed Notes, 7.13%, due 7/15/20	10,535,411

Iron - Steel (0.5%)
3,465,000	AK Steel Corp., Guaranteed Notes, 7.63%,due 5/15/20	2,945,250
2,265,000	United States Steel Corp., Senior Unsecured Notes, 7.38%, due 4/1/20	2,298,975
175,000	United States Steel Corp., Senior Unsecured Notes, 7.50%, due 3/15/22	177,187
		5,421,412
Media (0.8%)
7,309,000	Cablevision Systems Corp., Senior Unsecured Notes, 5.88%, due 9/15/22	7,272,455
915,000	Cablevision Systems Corp., Senior Unsecured Notes, 7.75%, due 4/15/18	1,017,937
225,000	CCO Holdings LLC, Guaranteed Notes, 6.63%, due 1/31/22	230,063
1,245,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,313,475
		9,833,930
Oil & Gas (2.2%)
690,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	731,400
6,705,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	6,570,900
11,315,000	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	11,173,562
200,000	Plains Exploration & Production Co., Guaranteed Notes, 6.88%, due 2/15/23	215,533
6,840,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	6,771,600
125,000	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	131,250
		25,594,245
Retail (0.6%)
8,386,000	JC Penney Corp., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	6,761,212
735,000	JC Penney Corp., Inc., Senior Unsecured Notes, 5.75%, due 2/15/18	632,100
		7,393,312
Semiconductors (0.3%)
3,695,000	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	3,833,563

Telecommunications (1.0%)
1,700,000	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	1,717,000
4,560,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	4,788,000
5,450,000	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 11/15/22	5,245,625
325,000	Sprint Nextel Corp., Senior Unsecured Notes, 8.38%, due 8/15/17	367,250
		12,117,875
Transportation (0.4%)
4,355,000	Swift Services Holdings, Inc., Secured Notes, 10.00%, due 11/15/18	4,866,713

Total Corporate Debt Securities (Cost $145,952,000)		145,093,737

CONTRACTS

Purchased Options (0.1%)
7,550	SPDR S&P 500 ETF Trust, Put, September 2013 @158 (Cost $1,089,465)	611,550

NUMBER OF SHARES

Short-Term Investments (23.5%)
279,272,906	State Street Institutional Government Money Market Fund Institutional Class (Cost $279,272,906)	279,272,906	ØØ

Total Long Positions (99.0%) (Cost $1,120,736,751)		1,173,554,511	##

Cash, receivables and other assets, less liabilities (14.5%)		172,576,110	±

Short Positions (see summary below) ((13.5)%)		(160,139,762)

Total Net Assets (100.0%)		$ 1,185,990,859

Short Positions ((13.5)%)

Common Stocks Sold Short (7.9%)‡

Air Freight & Logistics (0.5%)
(101,000)	C.H. Robinson Worldwide, Inc.	(6,021,620)

Airlines (0.3%)
(230,000)	Southwest Airlines Co.	(3,180,900)

Capital Markets (0.3%)
(30,000)	Cohen & Steers, Inc.	(1,031,100)
(24,900)	Franklin Resources, Inc.	(1,217,112)
(35,000)	Legg Mason, Inc.	(1,203,650)
		(3,451,862)
Commercial Banks (0.8%)
(454,600)	First Horizon National Corp.	(5,605,218)
(44,200)	First Republic Bank	(1,908,998)
(28,200)	SVB Financial Group	(2,459,604	)*
		(9,973,820)
Communications Equipment (0.3%)
(59,900)	Motorola Solutions, Inc.	(3,284,317)

Diversified Financial Services (0.2%)
(146,000)	Bank of America Corp.	(2,131,600)

Energy Equipment & Services (0.8%)
(128,000)	Halliburton Co.	(5,784,320)
(275,600)	Weatherford International Ltd.	(3,847,376	)*
		(9,631,696)
Health Care Equipment & Supplies (0.1%)
(2,300)	Intuitive Surgical, Inc.	(892,400	)*

Hotels, Restaurants & Leisure (0.2%)
(45,000)	Bloomin' Brands, Inc.	(1,062,000	)*
(18,000)	Darden Restaurants, Inc.	(882,900)
		(1,944,900)
Internet Software & Services (0.3%)
(171,500)	ValueClick, Inc.	(4,191,460	)*

Machinery (0.5%)
(205,300)	Terex Corp.	(6,052,244	)*

Media (0.3%)
(61,500)	Omnicom Group, Inc.	(3,952,605)

Multiline Retail (0.7%)
(60,000)	Family Dollar Stores, Inc.	(4,125,600)
(88,000)	Kohl's Corp.	(4,662,240)
		(8,787,840)
Professional Services (0.6%)
(37,000)	Dun & Bradstreet Corp.	(3,834,310)
(95,000)	Robert Half International, Inc.	(3,537,800)
		(7,372,110)
Road & Rail (0.4%)
(161,700)	Avis Budget Group, Inc.	(5,116,188	)*

Semiconductors & Semiconductor Equipment (1.1%)
(224,800)	Freescale Semiconductor Ltd.	(3,529,360	)*
(96,000)	Lam Research Corp.	(4,725,120	)*
(151,000)	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	(2,563,980)
(45,200)	Xilinx, Inc.	(2,110,388)
		(12,928,848)
Software (0.3%)
(34,500)	Manhattan Associates, Inc.	(3,047,730	)*

Specialty Retail (0.2%)
(88,000)	Sonic Automotive, Inc. Class A	(1,948,320)

Total Common Stocks Sold Short (Proceeds $(87,276,350))		(93,910,460)

Exchange Traded Funds Sold Short (5.6%)
(28,000)	Consumer Discretionary Select Sector SPDR Fund	(1,661,240)
(120,000)	Consumer Staples Select Sector SPDR Fund	(4,966,800)
(132,300)	Financial Select Sector SPDR Fund	(2,710,827)
(10,000)	Guggenheim S&P 500 Equal Weight ETF	(647,200)
(87,000)	iShares Core S&P Small-Cap ETF	(8,395,500)
(101,000)	iShares MSCI Australia ETF	(2,349,260)
(58,000)	iShares MSCI Brazil Capped ETF	(2,523,000)
(78,500)	iShares Russell 2000 ETF	(8,138,095)
(185,000)	iShares Russell Mid-Cap ETF	(25,345,000)
(7,400)	iShares U.S. Real Estate ETF	(492,988)
(95,700)	Market Vectors Semiconductor ETF	(3,690,192)
(65,000)	SPDR S&P Retail ETF	(5,309,200)

Total Exchange Traded Funds Sold Short (Proceeds $(60,538,851))		(66,229,302)

Total Short Positions (Proceeds $(147,815,201))		(160,139,762)

See Notes to Schedule of Investments

July 31, 2013 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Dynamic Real Return Fund (“Dynamic Real Return”), Neuberger Berman Flexible Select Fund (“Flexible Select”), Neuberger Berman Global Allocation Fund (“Global Allocation”) and Neuberger Berman Long Short Fund (“Long Short”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange traded funds, purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Sovereign Debt. Inputs used to value sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of financial futures contracts is determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts is determined by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of total return swaps is determined by obtaining valuations from an independent pricing service using the underlying index and stated LIBOR (“London Interbank Offered Rate”) rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2013:

Asset Valuation Inputs	Level 1	Level 2	Level 3§§	Total
Dynamic Real Return
Investments:
Common Stocks
Household Durables	$23,842	$12,800	$–	$36,642
Other Common Stocks^	6,554,310	–	–	6,554,310
Total Common Stocks	6,578,152	12,800	–	6,590,952
Government Securities^	–	2,072,140	–	2,072,140
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	–	2,370,370	–	2,370,370
Mutual Funds	–	5,450,141	–	5,450,141
Short–Term Investments	–	398,695	–	398,695
Total Investments	6,578,152	10,304,146	–	16,882,298
Flexible Select
Investments:
Common Stocks^	19,945,147	–	–	19,945,147
Preferred Stocks^	46,224			46,224
Exchange Traded Funds	59,000	–	–	59,000
Mutual Funds	–	1,735,141	–	1,735,141
Short–Term Investments	–	1,623,958	–	1,623,958
Total Investments	20,050,371	3,359,099	–	23,409,470
Global Allocation
Investments:
Common Stocks^	8,162,701	–	–	8,162,701
Rights^	–	–	4,911	4,911
Short–Term Investments	–	22,800,912	–	22,800,912
Total Long Positions	8,162,701	22,800,912	4,911	30,968,524

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Long Short
Investments:
Common Stocks^	745,598,340	–	–	745,598,340
Preferred Stocks^	2,977,978	–	–	2,977,978
Corporate Debt Securities^	–	145,093,737	–	145,093,737
Purchased Options	611,550	–	–	611,550
Short–Term Investments	–	279,272,906	–	279,272,906
Total Long Positions	749,187,868	424,366,643	–	1,173,554,511

^	The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

§§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/12	Accrued discounts/(premiums)	Realized gain/loss	Change in unrealized appreciation/(depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 7/31/13	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/13
Investments in Securities:
Global Allocation
Rights
Italy	$–	$–	$–	$4,911	$0	$–	$–	$–	$4,911	$4,911
Total	$–	$–	$–	$4,911	$0	$–	$–	$–	$4,911	$4,911

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2013:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Dynamic Real Return
Futures contracts	$8,024	$–	$–	$8,024
Total	$8,024	$–	$–	$8,024
Global Allocation
Forward contracts	$–	$22,997	$–	$22,997
Futures contracts	596,900	–	–	596,900
Total return swaps	–	481,669	–	481,669
Total	$596,900	$504,666	$–	$1,101,566

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2013:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Global Allocation
Common Stocks Sold Short^	$(7,144,898)	$–	$–	$(7,144,898)
Preferred Stocks Sold Short^	(93,937)	–	–	(93,937)
Warrants Sold Short^	(5,840)	–	–	(5,840)
Total	$(7,244,675)	$–	$–	$(7,244,675)
Long Short
Common Stocks Sold Short^	$(93,910,460)	$–	$–	$(93,910,460)
Exchange Traded Funds Sold Short	(66,229,302)	–	–	(66,229,302)
Total	$(160,139,762)	$–	$–	$(160,139,762)

^ The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

	Level 1	Level 2	Level 3	Total
Dynamic Real Return
Futures contracts	$(4,113)	$–	$–	$(4,113)
Total	$(4,113)	$–	$–	$(4,113)
Global Allocation
Forward contracts	$–	$(24,230)	$–	$(24,230)
Futures contracts	(660,619)	–	–	(660,619)
Total	$(660,619)	$(24,230)	$–	$(684,849)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Long Short
Futures contracts (unrealized depreciation)	$(1,838,417)	$–	$–	$(1,838,417)
Total	$(1,838,417)	$–	$–	$(1,838,417)

The Funds had no transfers between Levels 1 and 2 during the period ended July 31, 2013. As of July 31, 2013, one security in Global Allocation transferred from Level 1 to Level 3 as a result of a decrease in the number of observable quotations that were readily available to the independent pricing service.

##	At July 31, 2013, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dynamic Real Return	$16,992,077	$523,194	$632,973	$(109,779)
Flexible Select	22,861,512	864,619	316,661	547,958
Global Allocation	29,651,650	1,607,259	290,385	1,316,874
Long Short	1,122,692,525	66,591,916	15,729,930	50,861,986

*	Security did not produce income during the last twelve months.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2013, these securities amounted to $12,800 or 0.1% of net assets for Dynamic Real Return.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2013, these securities amounted to $100,043 for Long Short.

È	All or a portion of this security is on loan.

ØØ
All or a portion of this security is segregated in connection with obligations for common stocks sold short and/or forward foreign currency contracts and/or total return swap contracts and/or financial futures contracts and/or when-issued security purchase commitments.

§	Affiliated issuer.

Investments in Affiliates(1):
	Balance of Shares Held October 31, 2012	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2013	Value July 31, 2013	Income from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers

Dynamic Real Return(2)
Neuberger Berman Emerging Markets Equity Fund Institutional Class	–	84,322	–	84,322	$1,334,822	$–	$–
Neuberger Berman Floating Rate Income Fund Institutional Class	–	149,552	30,097	119,455	1,230,381	29,291	927
Neuberger Berman High Income Bond Fund Institutional Class	–	157,332	–	157,332	1,491,506	49,745	–
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	–	208,993	52,428	156,565	1,393,432	–	(32,660)
Total					$5,450,141	$79,036	$(31,733)
Flexible Select(3)
Neuberger Berman Core Bond Fund Institutional Class	–	171,302	3,293	168,009	$1,732,170	$6,541	$(730)

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940.  Neuberger Berman Alternative Funds and Management have obtained an exemptive order from the SEC that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended, subject to the terms and conditions of such order.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

(2)	Period from December 19, 2012 (Commencement of Operations) to July 31, 2013.

(3)	Period from May 31, 2013 (Commencement of Operations) to July 31, 2013.

‡
At July 31, 2013, Global Allocation had deposited $7,332,075 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short. This collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities.  At July 31, 2013, Long Short had deposited $157,130,775 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short.

±	At July 31, 2013, open positions in financial futures contracts were:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Dynamic Real Return	September 2013	1 Euro Currency	Short	$(309)
Dynamic Real Return	September 2013	1 US Treasury Note, 2 Year	Short	(346)
Dynamic Real Return	September 2013	2 Australian Dollar	Short	8,024
Dynamic Real Return	September 2013	2 Canadian Currency	Long	(929)
Dynamic Real Return	September 2013	5 GBP Currency	Long	(2,158)
Dynamic Real Return	September 2015	1 Canada Bankers Acceptance, 3 Month	Long	(246)
Dynamic Real Return	December 2016	1Eurodollar, 90 Day	Long	(125)
Total				$3,911

Global Allocation	August 2013	4 Hang Seng Index Future	Short	$126
Global Allocation	September 2013	25 Australian Dollar	Short	75,632
Global Allocation	September 2013	10 Australian Treasury Bond, 10 Year	Short	20,033
Global Allocation	September 2013	29 Canadian Currency	Short	12,384
Global Allocation	September 2013	35 Euro STOXX 50 Index	Short	(28,947)
Global Allocation	September 2013	46 Mini Japanese Government Bond, 10 Year	Short	(37,344)
Global Allocation	September 2013	34 MSCI Emerging Market Muni	Short	16,136
Global Allocation	September 2013	31 S&P TSX 60 Index	Short	(121,193)
Global Allocation	September 2013	2 SPI 200 Index	Short	(13,194)
Global Allocation	September 2013	4 Australian Dollar	Long	(15,271)
Global Allocation	September 2013	1 Australian Treasury Bond, 10 Year	Long	162
Global Allocation	September 2013	5 Canadian Currency	Long	(2,190)
Global Allocation	September 2013	3 Government of Canada Bond, 10 Year	Long	(5,174)
Global Allocation	September 2013	6 CHF Currency	Long	7,520
Global Allocation	September 2013	19 Euro Currency	Long	29,958
Global Allocation	September 2013	31 Euro STOXX 50 Index	Long	27,803
Global Allocation	September 2013	12 FTSE 100 Index	Long	50,021
Global Allocation	September 2013	14 GBP Currency	Long	(23,528)
Global Allocation	September 2013	8 German Euro Bund	Long	(8,450)
Global Allocation	September 2013	19 Japanese Yen	Long	25,083
Global Allocation	September 2013	11 Mini Japanese Government Bond, 10 Year	Long	5,807
Global Allocation	September 2013	3 S&P TSX 60 Index	Long	11,977
Global Allocation	September 2013	62 S&P 500 E-Mini Index	Long	179,184
Global Allocation	September 2013	3 SPI 200 Index	Long	10,328
Global Allocation	September 2013	27 Topix Index	Long	124,746
Global Allocation	September 2013	38 UK Long Gilt Bond	Long	(224,675)
Global Allocation	September 2013	54 US Treasury Note, 10 Year	Long	(180,653)
Total				$(63,719)

Long Short	September 2013	1,036 S&P 500 E-Mini Index	Short	$(1,838,417)

At July 31, 2013, the notional value of financial futures contracts was:

	Long Positions	Short Positions
Dynamic Real Return	$1,153,294	$(566,610)
Global Allocation	$36,953,599	$(20,857,782)
Long Short	$-	$(87,049,900)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

At July 31, 2013, the Funds had deposited the following in segregated accounts to cover margin requirements on open futures contracts:

Dynamic Real Return	$10,548
Global Allocation	$1,717,439
Long Short	$6,383,894

At July 31, 2013, the outstanding total return swap contracts for Global Allocation were as follows:

			Rate Type
Swap Counterparty	Notional Amount(1)	Termination Date	Variable-rate Payments Made/(Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
J.P. Morgan	$7,840,514	January 7, 2014	.784%(2)	J.P. Morgan Global Government Bond Total Return Index Unhedged	$3,931	$174,249	$178,180

J.P. Morgan	12,726,809	January 15, 2014	. 001%(3)	MSCI Daily Total Return Net World Index	6	303,483	303,489
Total					$3,937	$477,732	$481,669

(1)	The notional amount at period end is indicative of the volume throughout the period.

(2)	1 month LIBOR plus .59% at July 5, 2013.

(3)	1 month LIBOR minus .19% at July 11, 2013.

At July 31, 2013, open forward contracts for Global Allocation were as follows:

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Czech Koruna	J.P. Morgan	6,537,300	$326,280	08/14/13	$335,181	$8,901
Indonesian Rupiah	J.P. Morgan	1,039,214,640	101,784	08/14/13	100,921	(863)
South Korean Won	J.P. Morgan	180,980,049	158,225	08/14/13	160,981	2,756
Singapore Dollar	J.P. Morgan	459,584	361,477	08/14/13	361,638	161
New Taiwan Dollar	J.P. Morgan	36,174,811	1,203,020	08/14/13	1,206,528	3,508
Total						$14,463

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Brazilian Real	J.P. Morgan	1,188,223	$518,751	08/14/13	$519,501	$(750)
Chilean Peso	J.P. Morgan	333,764,420	656,048	08/14/13	648,377	7,671
Hungarian Forint	J.P. Morgan	126,148,907	552,045	08/14/13	560,054	(8,009)
Mexican Peso	J.P. Morgan	3,267,020	248,912	08/14/13	255,481	(6,569)
Polish Zloty	J.P. Morgan	542,842	162,030	08/14/13	169,714	(7,684)
South African Rand	J.P. Morgan	131,974	13,000	08/14/13	13,355	(355)
Total						$(15,696)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

a	Principal amount is stated in the currency in which security is denominated.

AUD = Australian Dollar CAD = Canadian Dollar EUR = Euro GBP = Pound Sterling SEK = Swedish Krona

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

JULY 31, 2013

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Government Agency Securities (1.2%)
250,000	Federal National Mortgage Association, Notes, 0.17%, due 6/20/14	250,082	µ
250,000	Federal Farm Credit Banks, Bonds, 0.22%, due 3/13/15	250,191	µ
	Total U.S. Government Agency Securities (Cost $500,163)	500,273

Asset-Backed Securities (0.7%)
275,000	Honda Auto Receivables Owner Trust, 0.54%, due 1/15/16 (Cost $274,996)	275,007

Corporate Debt Securities (40.6%)

Aerospace & Defense (0.9%)
375,000	United Technologies Corp., Senior Unsecured Notes, 0.54%, due 12/2/13	375,375	µ

Banks (14.5%)
190,000	Bank of Montreal, Senior Unsecured Medium-Term Notes, 0.79%, due 7/15/16	190,278	µ
700,000	Bank of Nova Scotia, Senior Unsecured Notes, 1.31%, due 1/12/15	707,916	µ
300,000	Barclays Bank PLC, Senior Unsecured Notes, 1.31%, due 1/13/14	301,272	µ
400,000	Credit Suisse New York, Senior Unsecured Notes, 1.23%, due 1/14/14	401,544	µ
350,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 1.27%, due 2/7/14	351,064	µ
650,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 0.71%, due 4/23/15	649,135	µ
500,000	Mellon Funding Corp., Guaranteed Notes, 0.43%, due 5/15/14	500,426	µ
395,000	National Australia Bank Ltd., Senior Unsecured Notes, 0.82%, due 7/25/16	395,692	µ
100,000	Rabobank Nederland, Bank Guaranteed, 1.85%, due 1/10/14	100,634
600,000	Royal Bank of Canada, Senior Unsecured Global Medium-Term Notes, 0.97%, due 10/30/14	604,512	µ
50,000	Royal Bank of Canada, Senior Unsecured Medium-Term Notes, Ser. 1, 0.57%, due 4/17/14	50,112	µ
400,000	US Bancorp, Senior Unsecured Medium-Term Notes, 1.38%, due 9/13/13	400,154
575,000	Wells Fargo & Co., Senior Unsecured Notes, 1.20%, due 6/26/15	581,873	µ
600,000	Westpac Banking Corp., Senior Unsecured Notes, 1.03%, due 9/25/15	605,951	µ
		5,840,563
Beverages (2.2%)
500,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 0.81%, due 1/27/14	501,167	µ
35,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 0.63%, due 7/14/14	35,084	µ
330,000	Coca-Cola Co., Senior Unsecured Notes, 0.25%, due 3/5/15	329,744	µ
		865,995
Computers (3.0%)
55,000	Apple, Inc., Senior Unsecured Notes, 0.32%, due 5/3/16	55,000	µ
985,000	International Business Machines Corp., Senior Unsecured Notes, 0.30%, due 7/29/15	984,805	µ
165,000	International Business Machines Corp., Senior Unsecured Notes, 1.00%, due 8/5/13	165,000
		1,204,805
Cosmetics - Personal Care (0.4%)
154,000	Procter & Gamble Co., Senior Unsecured Notes, 0.19%, due 2/6/14	153,901	µ

Diversified Financial Services (5.7%)
84,000	American Express Credit Corp., Senior Unsecured Notes, 1.12%, due 6/24/14	84,525	µ
50,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 0.42%, due 8/27/14	50,037	µ
810,000	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 0.92%, due 7/12/16	810,945	µ
125,000	John Deere Capital Corp., Senior Unsecured Notes, 0.49%, due 3/3/14	125,127	µ
510,000	John Deere Capital Corp., Senior Unsecured Notes, 0.34%, due 6/15/15	510,183	µ
100,000	John Deere Capital Corp., Senior Unsecured Notes, 0.42%, due 4/25/14	100,116	µ
30,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 0.72%, due 10/11/13	30,029	µ
540,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 0.67%, due 1/17/14	540,938	µ
45,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 0.56%, due 5/17/16	44,988	µ
		2,296,888
Insurance (1.1%)
50,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 0.60%, due 1/10/14	50,072	µ
400,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 0.98%, due 8/15/14	402,503	µ
		452,575
Media (0.2%)
65,000	Walt Disney Co., Senior Unsecured Medium-Term Notes, 0.27%, due 2/11/15	64,951	µ
Mining (1.0%)
400,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 0.54%, due 2/18/14	400,521	µ

Miscellaneous Manufacturers (0.1%)
50,000	3M Co., Senior Unsecured Medium-Term Notes, 4.38%, due 8/15/13	50,056

Oil & Gas (1.5%)
565,000	BP Capital Markets PLC, Guaranteed Notes, 0.90%, due 12/6/13	565,747	µ
50,000	BP Capital Markets PLC, Guaranteed Notes, 0.88%, due 3/11/14	50,160	µ
		615,907
Pharmaceuticals (3.0%)
105,000	Johnson & Johnson, Senior Unsecured Notes, 0.37%, due 5/15/14	105,073	µ
150,000	Johnson & Johnson, Senior Unsecured Notes, 1.20%, due 5/15/14	151,056
290,000	Merck & Co., Inc., Senior Unsecured Notes, 0.46%, due 5/18/16	290,471	µ
655,000	Sanofi, Senior Unsecured Notes, 0.59%, due 3/28/14	656,448	µ
		1,203,048
Retail (3.6%)
378,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	384,654
450,000	Target Corp., Senior Unsecured Notes, 0.44%, due 7/18/14	450,782	µ
171,000	Wal-Mart Stores, Inc., Senior Unsecured Notes, 0.75%, due 10/25/13	171,139
425,000	Wal-Mart Stores, Inc., Senior Unsecured Notes, 1.63%, due 4/15/14	428,895
		1,435,470
Software (1.6%)
653,000	Microsoft Corp., Senior Unsecured Notes, 0.88%, due 9/27/13	653,482

Telecommunications (1.8%)
425,000	Cisco Systems, Inc., Senior Unsecured Notes, 0.52%, due 3/14/14	425,695	µ
275,000	Verizon Communications, Inc., Senior Unsecured Notes, 0.89%, due 3/28/14	275,799	µ
		701,494
	Total Corporate Debt Securities(Cost $16,317,508)	16,315,031

Short-Term Investments (52.7%)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government(a) (42.0%)
2,750,000	U.S. Treasury Bills, Disc. Notes, 0.03%, due 9/12/13	2,749,904
5,000,000	U.S. Treasury Bills, Disc. Notes, 0.02%, due 10/3/13	4,999,760
5,000,000	U.S. Treasury Bills, Disc. Notes, 0.03%, due 10/10/13	4,999,735
150,000	U.S. Treasury Bills, Disc. Notes, 0.04%, due 10/17/13	149,992
450,000	U.S. Treasury Bills, Disc. Notes, 0.04%, due 11/7/13	449,954
750,000	U.S. Treasury Bills, Disc. Notes, 0.05%, due 11/21/13	749,901
400,000	U.S. Treasury Bills, Disc. Notes, 0.05%, due 12/5/13	399,948
250,000	U.S. Treasury Bills, Disc. Notes, 0.07%, due 12/19/13	249,946
1,250,000	U.S. Treasury Bills, Disc. Notes, 0.06%, due 12/26/13	1,249,694
900,000	U.S. Treasury Bills, Disc. Notes, 0.06%, due 1/9/14	899,738
		16,898,572
NUMBER OF SHARES

Money Market Fund (10.7%)
4,324,067	State Street Institutional Government Money Market Fund Institutional Class	4,324,067	ØØ††
	Total Short-Term Investments (Cost $21,222,236)	21,222,639

	Total Investments (95.2%) (Cost $38,314,903)	38,312,950	##

	Cash, receivables and other assets, less liabilities (4.8%)	1,914,407	±

	Total Net Assets (100.0%)	$40,227,357

See Notes to Schedule of Investments

July 31, 2013 (Unaudited)

Notes to Consolidated Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Risk Balanced Commodity Strategy Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Securities.  Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

The value of commodity futures contracts is determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in money market funds are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2013:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government Agency Securities	$-	$500,273	$-	$500,273
Asset-Backed Securities	-	275,007	-	275,007
Corporate Debt Securities^	-	16,315,031	-	16,315,031
Short-Term Investments^	-	21,222,639	-	21,222,369
Total Investments	$-	$38,312,950	$-	$38,312,950

^	The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized appreciation)	$327,027	$-	$-	$327,027

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(809,231)	$-	$-	$(809,231)

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd., (the “Subsidiary”) a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of July 31, 2013, the value of the Fund’s investment in the Subsidiary was as follows:
Investment in Subsidiary	Percentage of Net Assets
$5,662,625	14.1%

##
At July 31, 2013, the cost of investments for U.S. federal income tax purposes was $38,314,903. Gross unrealized appreciation of investments was $2,351 and gross unrealized depreciation of investments was $4,304 resulting in net unrealized depreciation of $(1,953) based on cost for U.S. federal income tax purposes.

ØØ	All or a portion of this security is segregated in connection with obligations for commodity futures contracts.

††	A portion of this security is held by the Subsidiary.

(a)	Interest rate represents discount rate at time of purchase, not a coupon rate.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of July 31, 2013, and their final maturity dates.

±	At July 31, 2013, open positions in commodity futures contracts(1) were:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
August 2013	6 Aluminum High Grade	Long	$(19,097)
August 2013	4 Lead	Long	1,669

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

August 2013	3 Nickel	Long	(28,301)
August 2013	6 Zinc	Long	(12,516)
September 2013	6 Aluminum High Grade	Long	(17,441)
September 2013	6 Lead	Long	(17,722)
September 2013	3 Nickel	Long	(14,135)
September 2013	5 Zinc	Long	(10,070)
October 2013	33 Aluminum High Grade	Long	(15,784)
October 2013	22 Cattle Feeder	Long	23,150
October 2013	19 Gasoline RBOB	Long	2,024
October 2013	19 Heating Oil	Long	9,793
October 2013	29 Lead	Long	(3,943)
October 2013	24 Light Sweet Crude Oil	Long	1,272
October 2013	29 Natural Gas	Long	(50,242)
October 2013	13 Nickel	Long	12,201
October 2013	11 Platinum	Long	16,661
October 2013	31 Zinc	Long	(39,700)
November 2013	35 Aluminum High Grade	Long	(24,993)
November 2013	30 Brent Crude Oil	Long	(11,036)
November 2013	29 Gas Oil	Long	(14,498)
November 2013	29 Lead	Long	17,535
November 2013	14 Nickel	Long	(4,096)
November 2013	29 Soybean	Long	(112,709)
November 2013	38 Zinc	Long	(35,105)
December 2013	23 Cocoa Future	Long	28,349
December 2013	10 Coffee	Long	(19,095)
December 2013	20 Copper High Grade	Long	22,111
December 2013	81 Corn	Long	(165,744)
December 2013	19 Cotton No 2	Long	(6,028)
December 2013	22 Gold 100 Oz	Long	55,020
December 2013	37 Lean Hogs	Long	(27,886)
December 2013	31 Live Cattle	Long	(4,796)
December 2013	13 Silver	Long	(36,007)
December 2013	14 Soybean Meal	Long	(11,270)
December 2013	17 Soybean Oil	Long	(29,620)
December 2013	33 Wheat	Long	(21,521)
December 2013	36 Wheat	Long	(31,865)
February 2014	30 Sugar	Long	22,797
August 2013	6 Aluminum High Grade	Short	18,153
August 2013	4 Lead	Short	13,194
August 2013	3 Nickel	Short	13,945
August 2013	6 Zinc	Short	12,815
September 2013	6 Aluminum High Grade	Short	(135)
September 2013	6 Lead	Short	(735)
September 2013	3 Nickel	Short	(1,615)
September 2013	5 Zinc	Short	2,055
October 2013	33 Aluminum High Grade	Short	24,697
October 2013	29 Lead	Short	(19,984)
October 2013	13 Nickel	Short	1,929
October 2013	31 Zinc	Short	27,657
November 2013	1 Aluminum High Grade	Short	(814)
November 2013	2 Zinc	Short	(728)
Total			$(482,204)

(1)	Commodity futures are held by the Subsidiary.

The notional value of commodity futures contracts at July 31, 2013 was $48,012,674 for long positions and $(7,669,850) for short positions.

At July 31, 2013, the Fund had deposited $3,196,936 in a segregated account to cover margin requirements on open futures contracts.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 27, 2013

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 27, 2013